UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The All-Cap Growth Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 98.94%²
Basic Industry/Capital Goods – 2.19%
Newmont Mining	700	$38,038
Praxair	150	12,137
		50,175
Business Services – 14.20%
Corporate Executive Board	625	35,969
Equifax	600	22,254
Expeditors International Washington	1,050	49,655
†Global Cash Access Holdings	5,300	31,800
*MasterCard Class A	200	41,400
Paychex	600	19,632
†Research in Motion	1,050	98,574
Reuters Group	2,200	26,568
		325,852
Consumer Non-Durables – 9.16%
*†NetFlix	3,800	95,570
NIKE Class B	250	15,440
*†Peet's Coffee & Tea	700	15,358
Staples	900	21,546
*†Starbucks	1,000	18,910
*Whole Foods Market	1,100	43,384
		210,208
Consumer Services – 16.76%
†eBay	1,300	34,957
*Heartland Payment Systems	2,600	63,128
*IHOP	2,400	127,775
Jackson Hewitt Tax Service	700	15,491
†MGM MIRAGE	300	21,966
Weight Watchers International	2,847	121,282
		384,599
Energy – 2.70%
†Core Laboratories	350	39,445
EOG Resources	150	13,125
Suncor Energy	100	9,398
		61,968
Financials – 6.77%
*†Affiliated Managers Group	50	4,916
Bank of New York Mellon	450	20,984
*CME Group	40	24,756
†IntercontinentalExchange	550	76,977
NYMEX Holdings	75	8,625
optionsXpress Holdings	700	18,984
		155,242
Health Care – 14.70%
†Abiomed	1,300	19,630
Allergan	900	60,471
†Genentech	1,100	77,209
†Medco Health Solutions	300	15,024
UnitedHealth Group	2,400	122,016
†Zimmer Holdings	550	43,049
		337,399
Technology – 32.46%
†Apple	225	30,456
Blackbaud	650	17,986
†Crown Castle International	1,050	38,000
†Google Class A	100	56,430
†Intuit	2,400	73,656

†j2 Global Communications	2,600	56,966
QUALCOMM	3,100	131,501
*†SanDisk	600	15,270
†SBA Communications Class A	400	11,844
Seagate Technology	4,700	95,269
†Sun Microsystems	3,300	57,750
†Teradata	4,000	95,279
†VeriFone Holdings	3,300	64,581
		744,988
Total Common Stock (cost $2,034,560)		2,270,431

	Principal
	Amount
≠Discount Note – 1.22%
Federal Home Loan Bank 2.00% 2/1/08	$28,002	28,002
Total Discount Note (cost $28,002)		28,002
Total Value of Securities Before Securities Lending Collateral – 100.16%
(cost $2,062,562)		2,298,433

	Number of
	Shares
Securities Lending Collateral** – 18.67%
Investment Companies
Mellon GSL DBT II Collateral Fund	428,440	428,440
Total Securities Lending Collateral (cost $428,440)		428,440

Total Value of Securities – 118.83%
(cost $2,491,002)		2,726,873 ©
Obligation to Return Securities Lending Collateral** – (18.67%)		(428,440)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.16%)		(3,663)
Net Assets Applicable to 382,930 Shares Outstanding – 100.00%		$2,294,770

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended January 31, 2008.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $414,031 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The All-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,596,977
Aggregate unrealized appreciation	293,095
Aggregate unrealized depreciation	(163,199)
Net unrealized appreciation	$129,896

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $4,685,140 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $2,003,306 expires in 2009, $2,008,163 expires in 2010, $596,717 expires in 2011, and $76,954 expires in 2014.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $414,031, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

January 31, 2008

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Agency Asset-Backed Securities – 0.10%
fFannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$31,374	$32,234
Total Agency Asset-Backed Securities (cost $31,070)		32,234

Agency Collateralized Mortgage Obligations – 3.98%
Fannie Mae
Series 2002-90 A1 6.50% 6/25/42	3,210	3,403
Series 2005-110 MB 5.50% 9/25/35	144,390	149,399
Series 2005-67 EY 5.50% 8/25/25	45,000	46,762
•Series 2006-M2 A2F 5.259% 5/25/20	230,000	234,747
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 2/19/30	105,394	112,385
Freddie Mac
Series 2890 PC 5.00% 7/15/30	115,000	117,571
Series 3063 PC 5.00% 2/15/29	145,000	149,219
Series 3113 QA 5.00% 11/15/25	175,519	178,394
Series 3123 HT 5.00% 3/15/26	95,000	93,314
Series 3337 PB 5.50% 7/15/30	115,000	117,897
wFreddie Mac Structured Pass Through Securities Series T-54 2A 6.50% 2/25/43	4,201	4,347
GNMA
Series 2002-28 B 5.779% 7/16/24	24,733	25,276
Series 2002-61 BA 4.648% 3/16/26	2,979	3,002
•Series 2003-78 B 5.11% 10/16/27	85,000	87,601
Total Agency Collateralized Mortgage Obligations (cost $1,281,575)		1,323,317

Agency Mortgage-Backed Securities – 24.63%
Fannie Mae 6.205% 5/1/09	3,778	3,803
Fannie Mae Relocation 30 yr 5.00% 2/1/36	189,767	190,345
Fannie Mae S.F. 15 yr
4.50% 8/1/19	13,663	13,701
5.00% 10/1/18	19,075	19,378
5.00% 2/1/19	28,750	29,194
5.00% 1/1/20	18,155	18,413
5.00% 6/1/20	3,114	3,158
5.00% 2/1/21	10,644	10,790
5.00% 5/1/21	216,605	219,948
5.50% 4/1/21	15,900	16,289
7.00% 11/1/14	3,766	3,937
Fannie Mae S.F. 15 yr TBA
4.50% 3/1/23	350,000	350,328
5.00% 2/1/23	330,000	334,486
5.50% 2/1/23	360,000	368,719
6.00% 2/1/23	965,000	997,419
Fannie Mae S.F. 30 yr
5.00% 3/1/34	53,855	53,725
5.00% 5/1/34	18,248	18,194
5.00% 1/1/35	27,325	27,244
5.00% 5/1/35	133,609	133,128
5.00% 3/1/36	110,642	110,202
5.00% 4/1/36	86,746	86,401
5.50% 2/1/35	109,762	111,354
5.50% 5/1/35	100,188	101,575
5.50% 12/1/35	179,021	181,499
5.50% 3/1/36	102,700	104,105
5.50% 4/1/36	257,385	260,906
5.50% 5/1/36	91,074	92,320
5.50% 8/1/37	389,562	394,827
6.00% 9/1/34	2,854	2,934
6.00% 11/1/34	16,393	16,850
6.00% 10/1/35	29,614	30,419

6.00% 4/1/36	112,425	115,385
6.00% 12/1/36	473,865	486,339
6.50% 6/1/29	13,897	14,543
6.50% 1/1/34	13,316	13,884
6.50% 4/1/36	47,216	49,020
6.50% 9/1/36	507,018	526,395
6.50% 10/1/36	86,930	90,252
6.50% 3/1/37	76,153	79,063
6.50% 7/1/37	159,340	165,422
6.50% 8/1/37	124,325	129,069
6.50% 11/1/37	281,398	292,137
6.50% 12/1/37	89,923	93,355
6.50% 6/1/66	85,415	88,680
7.00% 12/1/34	5,538	5,883
7.00% 12/1/35	8,367	8,853
7.00% 12/1/37	225,001	236,893
7.50% 6/1/31	5,006	5,415
7.50% 4/1/32	3,393	3,660
7.50% 5/1/33	7,807	8,408
7.50% 6/1/34	6,224	6,695
•Freddie Mac ARM
5.678% 7/1/36	97,571	100,248
7.023% 4/1/34	6,178	6,194
Freddie Mac S.F. 30 yr
5.00% 3/1/34	46,517	46,359
5.00% 2/1/36	23,716	23,621
5.50% 11/1/33	41,445	42,036
6.00% 6/1/37	257,036	263,570
7.00% 11/1/33	3,907	4,159
Freddie Mac S.F. 30 yr TBA 5.00% 2/1/38	375,000	373,301
GNMA S.F. 30 yr 7.50% 1/15/32	7,817	8,436
GNMA S.F. 30 yr TBA
5.50% 2/1/38	285,000	290,566
6.00% 2/1/38	285,000	294,307
Total Agency Mortgage-Backed Securities (cost $8,065,161)		8,177,739

Agency Obligations – 8.78%
Fannie Mae
3.375% 12/15/08	140,000	140,914
*4.75% 11/19/12	830,000	880,507
*4.875% 5/18/12	120,000	127,686
^5.689% 10/9/19	210,000	122,204
6.25% 2/1/11	55,000	59,836
Federal Home Loan Bank System
3.75% 1/8/10	395,000	402,861
4.375% 9/17/10	95,000	98,606
4.50% 10/9/09	120,000	123,634
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	170,000	139,036
Freddie Mac
*4.125% 10/18/10	135,000	139,229
*5.00% 12/14/18	130,000	134,141
*5.50% 8/23/17	415,000	457,222
Tennessee Valley Authority 4.875% 1/15/48	90,000	89,183
Total Agency Obligations (cost $2,809,481)		2,915,059

Commercial Mortgage-Backed Securities – 6.27%
•Bank of America Commercial Mortgage Series 2005-6 AM 5.181% 9/10/47	50,000	46,594
•Bear Stearns Commercial Mortgage Securities Series 2007-T28 A4 5.742% 9/11/42	110,000	110,152
w•#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	22,736	23,520
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.554% 2/15/39	30,000	29,955
#Crown Castle Towers 144A
•Series 2005-1A AFL 5.032% 6/15/35	110,000	106,614
Series 2005-1A C 5.074% 6/15/35	25,000	24,668
Series 2006-1A B 5.362% 11/15/36	55,000	54,588
•DLJ Commercial Mortgage
Series 1998-CF1 A3 6.70% 2/18/31	90,000	89,825
Series 1999-CG3 A3 7.73% 10/10/32	40,000	41,855
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C
6.403% 3/15/33	30,000	31,114
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	19,859	19,841

General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	95,000	99,133
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	55,000	54,928
•#Series 2006-RR2 A1 144A 5.700% 6/23/46	105,000	91,763
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	125,000	101,318
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	25,000	24,650
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	75,000	75,791
•#Series 2006-RR1A A1 144A 5.457% 10/18/52	60,000	52,153
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	12,542	12,658
Series 2002-C1 A4 6.462% 3/15/31	45,000	47,274
Series 2003-C8 A2 4.207% 11/15/27	175,000	174,320
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.658% 5/12/39	100,000	100,349
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	229,457	226,219
•Morgan Stanley Capital I Series 2007-T27 A4 5.650% 6/13/42	120,000	120,479
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	170,000	172,846
#Tower Series 2006-1 C 144A 5.707% 2/15/36	30,000	29,763
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	120,000	120,300
Total Commercial Mortgage-Backed Securities (cost $2,124,449)		2,082,670

Corporate Bonds – 19.60%
Banking – 1.74%
JPMorgan Chase 5.75% 1/2/13	77,000	80,284
JPMorgan Chase Capital XXV 6.80% 10/1/37	101,000	95,746
#Northern Rock 144A 5.625% 6/22/17	100,000	104,165
•Popular North America 5.046% 4/6/09	58,000	58,338
Popular North America Capital Trust I 6.564% 9/15/34	40,000	34,181
•SunTrust Bank 4.809% 4/2/08	15,000	15,031
U.S. Bank 4.80% 4/15/15	40,000	39,551
Wachovia Bank 6.60% 1/15/38	20,000	19,930
Wells Fargo
4.375% 1/31/13	85,000	85,071
5.625% 12/11/17	45,000	46,333
		578,630
Basic Industry – 0.95%
duPont (E.I.) deNemours 5.00% 1/15/13	60,000	62,156
Lubrizol 4.625% 10/1/09	102,000	103,199
Rohm & Haas 5.60% 3/15/13	50,000	52,147
#Stora Enso 144A 7.25% 4/15/36	100,000	99,072
		316,574
Brokerage – 1.13%
AMVESCAP 4.50% 12/15/09	85,000	85,351
Bear Stearns 7.25% 2/1/18	40,000	40,069
Goldman Sachs Group 6.75% 10/1/37	74,000	72,827
Jefferies Group 6.45% 6/8/27	68,000	61,242
Lehman Brothers Holdings 5.625% 1/24/13	65,000	65,910
Merrill Lynch 5.45% 2/5/13	50,000	50,132
		375,531
Capital Goods – 0.63%
General Electric 5.25% 12/6/17	75,000	75,805
#Siemens Finance 144A 6.125% 8/17/26	100,000	99,101
Textron 6.50% 6/1/12	30,000	32,607
		207,513
Communications – 2.99%
AT&T
5.10% 9/15/14	15,000	15,090
5.50% 2/1/18	65,000	65,342
AT&T Wireless 8.125% 5/1/12	143,000	162,716
Comcast
•4.677% 7/14/09	38,000	37,235
6.30% 11/15/17	57,000	58,836
•Sprint Nextel 5.243% 6/28/10	98,000	94,498
Telecom Italia Capital 4.00% 1/15/10	116,000	114,734
Telefonica Emisiones 5.984% 6/20/11	75,000	78,011
THOMSON 5.70% 10/1/14	108,000	111,666
Time Warner Cable 5.40% 7/2/12	128,000	130,088
Viacom
•5.341% 6/16/09	90,000	89,354
5.75% 4/30/11	34,000	34,871
		992,441

Consumer Cyclical – 0.61%
CVS Caremark
4.875% 9/15/14	23,000	22,680
5.75% 6/1/17	67,000	69,365
•DaimlerChrysler North America 5.441% 10/31/08	15,000	14,976
McDonald's 5.80% 10/15/17	50,000	52,980
Wal-Mart Stores 6.50% 8/15/37	40,000	42,092
		202,093
Consumer Non-Cyclical – 2.94%
Abbott Laboratories
5.15% 11/30/12	70,000	73,851
5.60% 11/30/17	55,000	57,507
#Amgen 144A
5.85% 6/1/17	45,000	46,248
6.375% 6/1/37	59,000	58,993
Anheuser Busch 5.50% 1/15/18	65,000	67,598
AstraZeneca 5.90% 9/15/17	75,000	79,562
Clorox 5.45% 10/15/12	34,000	34,866
#Covidien International Finance 144A
6.00% 10/15/17	29,000	30,162
6.55% 10/15/37	45,000	46,026
Diageo Capital
5.20% 1/30/13	4,000	4,116
5.75% 10/23/17	50,000	51,404
Kellogg 5.125% 12/3/12	45,000	46,531
Kraft Foods 6.125% 2/1/18	110,000	111,863
PepsiCo 4.65% 2/15/13	45,000	46,769
Safeway 6.35% 8/15/17	45,000	47,687
Wyeth 5.50% 2/1/14	167,000	173,232
		976,415
Electric – 1.74%
Commonwealth Edison 6.15% 9/15/17	34,000	35,473
Duke Energy Carolinas 6.00% 1/15/38	20,000	20,287
Florida Power & Light 5.95% 2/1/38	60,000	60,614
#Illinois Power 144A 6.125% 11/15/17	35,000	36,470
Pacific Gas & Electric
5.625% 11/30/17	45,000	46,240
5.80% 3/1/37	125,000	121,122
Pepco Holdings 6.125% 6/1/17	34,000	34,757
#Power Contract Financing 144A 6.256% 2/1/10	33,249	34,781
PSEG Power 5.50% 12/1/15	60,000	60,142
Southwestern Electric Power 5.875% 3/1/18	60,000	61,203
Virginia Electric Power 5.10% 11/30/12	45,000	46,486
#West Penn Power 144A 5.95% 12/15/17	20,000	20,583
		578,158
Energy – 1.15%
Apache 5.25% 4/15/13	60,000	62,625
Canadian Natural Resources 6.75% 2/1/39	20,000	20,428
EnCana 5.80% 5/1/14	30,000	31,220
Husky Energy 6.80% 9/15/37	17,000	17,833
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	95,501
Suncor Energy 6.50% 6/15/38	21,000	21,485
XTO Energy
5.00% 1/31/15	60,000	59,563
6.25% 8/1/17	68,000	72,585
		381,240
Finance Companies – 1.51%
#Capmark Financial Group 144A 6.30% 5/10/17	44,000	30,874
General Electric Capital
5.25% 10/19/12	25,000	25,971
5.625% 9/15/17	63,000	65,147
5.875% 1/14/38	65,000	63,741
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	96,319
International Lease Finance
5.35% 3/1/12	74,000	75,818
5.875% 5/1/13	34,000	35,529
*National Rural Utilities Cooperative Finance 5.45% 2/1/18	20,000	20,182
Washington Mutual
5.50% 8/24/11	64,000	58,173
*5.25% 9/15/17	34,000	28,280
		500,034

Insurance – 1.82%
American International Group 5.85% 1/16/18	70,000	70,313
Berkshire Hathaway Finance
4.625% 10/15/13	130,000	133,375
4.85% 1/15/15	44,000	44,583
•#MBIA Insurance 144A 14.00% 1/15/33	47,000	43,992
Montpelier Re Holdings 6.125% 8/15/13	19,000	18,908
w•#Twin Reefs Pass Through Trust 144A 5.411% 12/31/49	100,000	20,125
#UnitedHealth Group 144A 5.50% 11/15/12	85,000	88,224
Unitrin 6.00% 5/15/17	68,000	66,986
WellPoint
5.00% 1/15/11	60,000	61,293
5.00% 12/15/14	56,000	54,870
		602,669
Natural Gas – 1.38%
Enterprise Products Operating 5.60% 10/15/14	52,000	52,503
Kaneb Pipe Line Operating Partnerhsip 5.875% 6/1/13	25,000	25,783
Kinder Morgan Energy Partners 5.125% 11/15/14	41,000	40,812
ONEOK Partners 6.15% 10/1/16	15,000	15,341
Southern Union 6.15% 8/16/08	179,000	180,256
TransCanada Pipelines 6.20% 10/15/37	38,000	37,807
Transocean 6.00% 3/15/18	40,000	41,092
Valero Energy
6.125% 6/15/17	35,000	36,020
6.625% 6/15/37	30,000	29,728
		459,342
Real Estate – 0.44%
iStar Financial
5.15% 3/1/12	34,000	29,121
5.875% 3/15/16	68,000	55,994
Regency Centers 5.875% 6/15/17	64,000	61,802
		146,917
Technology – 0.21%
Xerox 5.50% 5/15/12	68,000	69,468
		69,468
Transportation – 0.36%
#Erac USA Finance 144A 7.00% 10/15/37	74,000	67,426
Union Pacific
5.375% 5/1/14	13,000	12,850
5.70% 8/15/18	40,000	39,864
		120,140
Total Corporate Bonds (cost $6,536,484)		6,507,165

Foreign Agencies – 0.74%
Germany – 0.56%
KFW 3.25% 2/15/11	120,000	121,794
Rentenbank 3.25% 3/15/13	65,000	64,701
		186,495
Republic of Korea – 0.18%
Korea Development Bank 5.30% 1/17/13	60,000	61,116
		61,116
Total Foreign Agencies (cost $ 244,984)		247,611

Municipal Bonds – 1.28%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	30,000	31,733
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Series A-2 5.875% 6/1/47	65,000	62,775
§California State 5.00% 2/1/33-14	5,000	5,610
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	15,000	15,482
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	65,000	67,853
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	5,000	4,983
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	25,000	26,186
Oregon State Taxable Pension 5.892% 6/1/27	30,000	32,645
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	30,000	31,123
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	155,000	147,347
Total Municipal Bonds (cost $430,050)		425,737

Non-Agency Asset-Backed Securities – 17.56%
•Bank of America Credit Card Trust Series 2006-A10 A10 4.220% 2/15/12	985,000	976,799
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	102,153

Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	30,000	30,899
•Chase Issuance Trust Series 2007-A11 A11 4.240% 7/16/12	1,500,000	1,480,381
•Citibank Credit Card Issuance Trust Series 2007-A6 A6 4.367% 7/12/12	2,000,000	1,976,256
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	50,000	51,401
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	155,000	157,293
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	135,000	118,890
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	30,000	30,447
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	20,349	18,499
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.54% 3/25/37	95,000	88,340
Mid-State Trust
Series 11 A1 4.864% 7/15/38	14,173	14,330
Series 2004-1 A 6.005% 8/15/37	11,735	11,766
Series 2005-1 A 5.745% 1/15/40	17,657	17,284
#Series 2006-1 A 144A 5.787% 10/15/40	82,858	80,838
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 12/1/35	1,374	1,370
Series 2006-1 AF3 5.608% 5/25/36	80,000	80,251
Series 2007-2 AF2 5.675% 6/25/37	75,000	72,769
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	92,432	87,715
RSB Bondco Series 2007-A A2 5.72% 4/1/18	115,000	120,833
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	49,845	49,494
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.151% 3/15/33	125,000	125,234
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	21,584	18,874
Series 2004-16XS A2 4.91% 8/25/34	3,620	3,614
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	115,000	114,184
Total Non-Agency Asset-Backed Securities (cost $5,900,807)		5,829,914

Non-Agency Collateralized Mortgage Obligations – 11.98%
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	31,742	32,148
Series 2005-3 2A1 5.50% 2/25/20	176,805	179,844
•Bank of America Mortgage Securities Series 2004-L 4A1 5.151% 1/25/35	69,168	69,678
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.615% 4/25/37	185,073	178,034
Series 2007-AR8 1A3A 6.051% 8/25/37	165,442	167,328
Countrywide Alternative A Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34	10,350	10,349
Series 2004-J8 1A1 7.00% 9/25/34	58,294	60,571
Series 2005-57CB 4A3 5.50% 12/25/35	44,648	44,490
Series 2006-2CB A3 5.50% 3/25/36	76,993	77,107
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.074% 8/25/34	105,888	98,832
Series 2005-23 A1 5.50% 11/25/35	160,412	160,112
#Series 2005-R2 2A4 144A 8.50% 6/25/35	123,969	142,811
•First Horizon Asset Securities Series 2007-AR3 2A2 6.310% 11/25/37	296,453	303,880
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35	322,220	324,003
#GSMPS Mortgage Loan Trust Series 2006-RP1 1A2 144A 7.50% 1/25/36	125,630	134,087
•JPMorgan Mortgage Trust
Series 2005-A4 1A1 5.40% 7/25/35	181,378	183,411
Series 2005-A8 1A1 5.404% 11/25/35	295,327	295,146
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	56,841	56,837
•MASTR Adjustable Rate Mortgages Trust Series 2005-1 B1 6.03% 3/25/35	157,186	155,473
•Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36	225,000	216,192
Residential Accredit Loans Series 2005-QR1 A 6.00% 10/25/34	158,781	159,724
Structured Asset Securities
Series 2004-5H A2 4.43% 12/25/33	10,418	10,414
•Series 2005-6 B2 5.344% 5/25/35	96,325	78,554
w•Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.884% 8/25/46	56,691	57,306
Series 2006-AR8 2A3 6.132% 8/25/36	17,772	18,174
Wells Fargo Mortgage Backed Securities Trust
•Series 2005-AR16 6A4 5.00% 10/25/35	203,257	206,130
Series 2006-2 3A1 5.75% 3/25/36	176,526	173,734
Series 2006-4 1A8 5.75% 4/25/36	96,285	97,959
•Series 2006-AR11 A7 5.517% 8/25/36	159,838	159,088
•Series 2006-AR12 1A2 6.023% 9/25/36	81,186	81,963
Series 2007-8 2A6 6.00% 7/25/37	45,000	44,401
Total Non-Agency Collateralized Mortgage Obligations (cost $3,938,263)		3,977,780

Sovereign Agency – 0.12%
Canada – 0.12%
Export Development Canada 2.625% 3/15/11	40,000	39,956
Total Sovereign Agency (cost $39,834)		39,956

Supranational Bank – 0.51%
European Investment Bank
2.875% 3/15/13	105,000	103,489
3.25% 2/15/11	65,000	66,066
Total Supranational Bank (cost $169,616)		169,555

U.S. Treasury Obligations – 5.88%
U.S. Treasury Bonds
¥*4.75% 2/15/37	681,000	725,691
*5.00% 5/15/37	250,000	276,973
U.S. Treasury Notes
2.125% 1/31/10	110,000	109,931
2.875% 1/31/13	40,000	40,113
3.625% 12/31/12	65,000	67,443
*4.25% 11/15/17	576,000	605,070
*^U.S. Treasury Strip 4.589% 11/15/13	150,000	125,818
Total U.S. Treasury Obligations (cost $1,910,090)		1,951,039

≠Discount Note – 8.53%
Federal Home Loan Bank 2.00% 2/1/08	2,832,157	2,832,157
Total Discount Note (cost $2,832,157)		2,832,157

Total Value of Securities Before Securities Lending Collateral – 109.96%
(cost $36,314,021)		36,511,933

	Number of
	Shares
Securities Lending Collateral** – 9.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,200,536	3,200,536
Total Securities Lending Collateral (cost $3,200,536)		3,200,536

Total Value of Securities – 119.60%
(cost $39,514,557)		39,712,469	©
Obligation to Return Securities Lending Collateral** – (9.64%)		(3,200,536)
Liabilities Net of Receivables and Other Assets (See Notes) – (9.96%)		(3,307,523	)z
Net Assets Applicable to 3,773,695 Shares Outstanding – 100.00%		$33,204,410

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of January 31, 2008.
¥Fully or partially pledged as collateral for financial futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $2,345,148, which represented 7.06% of the Portfolio’s net assets. See Note 7 in "Notes."
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $3,140,118 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2008.
zOf this amount, $4,688,120 represents payables for securities purchased and $1,230,382 represents receivables for securities sold as of January 31, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities

MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts, options written and swap contracts were outstanding at January 31, 2008:

Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
9 U.S. Treasury 5 yr Notes	$ 1,002,627	$ 1,017,000	3/31/08	$ 14,373
11 U.S. Treasury 10 yr Notes	1,266,130	1,283,906	3/31/08	17,776
$ 32,149

Options Written2

					Unrealized
	Number of	Notional	Exercise	Expiration	Appreciation
Description	Contracts	Value	Price	Date	(Depreciation)
US Treasury 10 yr Future	(13)	$1,300,000	$118	3/19/08	$(2,271)
US Treasury 10 yr Future	(25)	2,500,000	119	3/19/08	6,961
					$4,690

Swap Contracts3

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America 5 yr CDS	$116,500	0.48%	12/20/12	$984
Best Buy
5 yr CDS	194,000	0.60%	9/20/12	6,441
10 yr CDS	97,000	0.98%	9/20/17	3,993
CMBX-NA-A 2	115,000	0.25%	3/15/49	(2,949)
Kraft Food 10 yr CDS	145,000	0.77%	12/20/17	2,043
JPMorgan Chase Bank
Embarq 7 yr CDS	50,000	0.77%	9/20/14	3,207
iStar Financial 5 yr CDS	60,000	0.43%	3/20/13	784
Merrill Lynch 5 yr CDS	100,000	0.58%	12/20/12	3,547
Lehman Brothers
Capmark Financial Group 5 yr CDS	80,000	1.65%	9/20/12	19,311
Gannet 7 yr CDS	155,000	0.88%	9/20/14	2,940
Home Depot 5 yr CDS	220,000	0.50%	9/20/12	7,658
New York Times 7 yr CDS	155,000	0.75%	9/20/14	4,018
Sara Lee 7 yr CDS	155,000	0.60%	9/20/14	1,276
Target 5 yr CDS	200,000	0.57%	12/20/12	2,641
V.F. 5 yr CDS	142,500	0.40%	9/20/12	627
Washington Mutual
4 yr CDS	66,300	0.85%	9/20/11	6,293
10 yr CDS	45,000	3.15%	12/20/17	(1,999)
				$60,815
Protection Sold:
Lehman Brothers
ABX Home Equity Index 7-1A	115,000	0.15%	8/25/37	(17,075)
ABX Home Equity Index 7-1A	115,000	0.90%	8/25/37	-
Best Buy
5 yr CDS	97,000	0.61%	9/20/12	(3,202)
10 yr CDS	48,500	0.99%	9/20/17	(1,961)
Reynolds American 5 yr CDS	310,000	1.00%	9/20/12	(222)
				$(22,460)
Total				$38,355

Interest Rate Swap Contracts

Notional	Expiration		Unrealized
Amount	Date	Description	Appreciation
$1,140,000	5/2/12	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.355% and to pay the notional amount multiplied by the 3 month LIBOR.	$73,963

The use of futures contracts, written options and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”
3See Note 5 in ”Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Focus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at or broken amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolios’ last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$39,514,815
Aggregate unrealized appreciation	538,246
Aggregate unrealized depreciation	(340,592)
Net unrealized appreciation	$197,654

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $289,534 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $289,534 expires in 2014.

3. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Options Written
During the period ended January 31, 2008, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended January 31, 2008 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2007	-	$-
Options written	70	31,755
Options terminated in closing purchase transactions	(32)	(14,097)
Options outstanding at January 31, 2008	38	$17,658

5. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized gains (losses) on swap contracts. Upon payment (receipt), such amounts are recorded as realized gains (losses) on swap contracts. Upfront payments (receipts) made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized gains (losses) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $3,140,118, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $12,183, and cash collateral of $3,200,536. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Core Plus Fixed Income Portfolio

January 31, 2008
		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.15%
fFannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	219,617	$225,635
Total Agency Asset-Backed Securities (cost $217,841)			225,635

Agency Collateralized Mortgage Obligations – 4.49%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		36,862	39,417
Series 2002-90 A1 6.50% 6/25/42		29,960	31,758
Series 2002-90 A2 6.50% 11/25/42		169,303	178,468
Series 2003-122 AJ 4.50% 2/25/28		140,586	140,438
Series 2005-67 EY 5.50% 8/25/25		265,000	275,377
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		6,576	6,884
Series 2001-T8 A2 9.50% 7/25/41		18,882	20,947
Series 2002-T4 A3 7.50% 12/25/41		2,053	2,221
Series 2004-T1 1A2 6.50% 1/25/44		6,593	7,006
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		33,415	35,622
Series 2004-W11 1A2 6.50% 5/25/44		147,144	158,445
Freddie Mac
Series 1730 Z 7.00% 5/15/24		257,016	275,122
Series 2326 ZQ 6.50% 6/15/31		476,440	509,433
Series 2557 WE 5.00% 1/15/18		500,000	509,601
Series 2662 MA 4.50% 10/15/31		238,961	239,108
Series 2694 QG 4.50% 1/15/29		665,000	668,722
Series 2872 GC 5.00% 11/15/29		260,000	265,562
Series 2890 PC 5.00% 7/15/30		240,000	245,366
Series 2915 KP 5.00% 11/15/29		310,000	316,921
Series 3005 ED 5.00% 7/15/25		770,000	759,434
Series 3022 MB 5.00% 12/15/28		215,000	220,954
Series 3113 QA 5.00% 11/15/25		631,868	642,221
Series 3123 HT 5.00% 3/15/26		270,000	265,208
Series 3131 MC 5.50% 4/15/33		335,000	344,174
Series 3337 PB 5.50% 7/15/30		420,000	430,581
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		52,513	54,335
Series T-58 2A 6.50% 9/25/43		32,555	34,701
Total Agency Collateralized Mortgage Obligations (cost $6,457,159)			6,678,026

Agency Mortgage-Backed Securities – 20.64%
Fannie Mae
6.205% 5/1/09		33,999	34,226
6.50% 8/1/17		68,580	71,440
•Fannie Mae ARM 5.763% 8/1/34		119,491	120,754
Fannie Mae Relocation 30 yr
5.00% 11/1/33		52,846	53,088
5.00% 1/1/34 Pool 763656		18,205	18,278
5.00% 1/1/34 Pool 763742		44,131	44,333
5.00% 11/1/34		223,132	224,028
5.00% 4/1/35		427,071	428,522
5.00% 10/1/35		431,381	432,846
5.00% 1/1/36		706,019	708,417
Fannie Mae S.F. 15 yr
4.50% 1/1/20		51,904	52,046
5.00% 7/1/14		6,084	6,189
5.00% 12/1/16		10,087	10,257
5.00% 5/1/20		59,144	60,021
5.00% 7/1/20		24,991	25,345
5.00% 5/1/21		16,662	16,919

Fannie Mae S.F. 15 yr TBA
4.50% 3/1/23	1,180,000	1,181,107
5.00% 2/1/23	1,685,000	1,707,906
5.50% 2/1/23	125,000	128,027
Fannie Mae S.F. 30 yr
5.00% 3/1/34	36,395	36,307
5.00% 3/1/35 Pool 808130	64,718	64,484
5.00% 3/1/35 Pool 814334	33,653	33,553
5.00% 5/1/35	62,000	61,777
5.00% 6/1/35	136,515	136,023
5.00% 7/1/35	158,370	157,800
5.50% 3/1/29	91,361	93,057
5.50% 4/1/29	104,827	106,774
5.50% 1/1/34	35,391	35,925
5.50% 1/1/35	59,746	60,612
5.50% 2/1/35	91,440	92,766
5.50% 6/1/35	77,145	78,213
5.50% 7/1/37	4,388,106	4,447,422
6.00% 1/1/35	8,345	8,577
6.00% 12/1/36	3,094,931	3,176,403
6.50% 9/1/36	2,111,755	2,192,463
6.50% 2/1/37	525,538	545,624
6.50% 11/1/37	835,947	867,848
7.00% 12/1/33	43,187	46,126
7.00% 5/1/35	7,630	8,073
7.00% 6/1/35	15,953	16,880
7.00% 12/1/37	440,001	463,257
7.50% 6/1/31	4,973	5,378
7.50% 6/1/34	72,714	78,221
Fannie Mae S.F. 30 yr TBA 6.00% 2/1/38	2,425,000	2,506,465
•Freddie Mac ARM 6.585% 4/1/34	17,847	17,894
Freddie Mac Relocation 30 yr 5.00% 9/1/33	76,339	76,855
Freddie Mac S.F. 15 yr 5.00% 6/1/18	339,832	345,087
Freddie Mac S.F. 30 yr
5.00% 2/1/35	5,780,000	5,753,812
5.50% 12/1/34	108,810	110,292
6.00% 6/1/37	820,536	841,397
7.00% 11/1/33	5,861	6,238
GNMA I S.F. 30 yr
*7.00% 12/15/34	551,288	591,735
7.50% 1/15/30	3,656	3,945
7.50% 12/15/31	1,298	1,401
7.50% 2/15/32	1,179	1,272
GNMA S.F. 30 yr TBA
5.50% 2/1/38	1,120,000	1,141,875
6.00% 2/1/38	1,120,000	1,156,575
Total Agency Mortgage-Backed Securities (cost $30,271,783)		30,692,155

Agency Obligations – 9.52%
Fannie Mae
*3.375% 12/15/08	110,000	110,718
*4.625% 10/15/13	1,100,000	1,161,172
*4.75% 11/19/12	1,425,000	1,511,711
*4.875% 5/18/12	35,000	37,242
5.00% 2/16/12	320,000	341,623
^5.278% 10/9/19	905,000	526,642
6.25% 2/1/11	220,000	239,345
*6.625% 11/15/30	65,000	81,375
Federal Home Loan Bank System 4.375% 9/17/10	385,000	399,616
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	700,000	572,501
Freddie Mac
*4.125% 10/18/10	555,000	572,388
4.75% 3/5/12	4,170,000	4,412,202
*5.00% 12/14/18	830,000	856,437
*5.50% 8/23/17	1,385,000	1,525,909
*5.75% 1/15/12	1,300,000	1,422,773
Tennessee Valley Authority 4.875% 1/15/48	380,000	376,552
Total Agency Obligations (cost $13,778,731)		14,148,206

Commercial Mortgage-Backed Securities – 6.38%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.316% 6/10/39	300,000	304,985
•Series 2005-6 AM 5.181% 9/10/47	295,000	274,905
Series 2006-4 A4 5.634% 7/10/46	300,000	301,009

Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	225,000	231,595
•Series 2007-PW16 A4 5.713% 6/11/40	355,000	357,619
•Series 2007-T28 A4 5.742% 9/11/42	280,000	280,387
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	304,666	315,162
Series 2006-C7 A2 5.69% 6/10/46	310,000	313,531
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.554% 2/15/39	170,000	169,747
#Crown Castle Towers 144A
•Series 2005-1A AFL 4.62% 6/15/35	600,000	581,532
Series 2005-1A C 5.074% 6/15/35	120,000	118,405
Series 2006-1A B 5.362% 11/15/36	500,000	496,255
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	73,477	73,410
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	290,000	302,617
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-RR2 A1 5.82% 6/23/46	395,000	345,202
Series 2006-RR3 A1S 5.659% 7/18/56	1,060,000	859,173
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	515,000	520,433
Series 2003-C1 A2 4.985% 1/12/37	614,000	608,216
Series 2006-LDP9 A2 5.134% 5/15/47	500,000	476,645
•#Series 2006-RR1A A1 144A 5.457% 10/18/52	1,000,000	869,221
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	20,000	21,011
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	170,000	169,849
Series 2007-T27 A4 5.65% 6/11/42	370,000	371,477
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.343% 2/15/33	100,000	95,755
•#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	45,000	43,778
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	35,000	34,767
Series 2006-1 B 5.588% 2/15/36	180,000	180,439
Series 2006-1 C 5.707% 2/15/36	275,000	272,830
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	485,000	486,211
Total Commercial Mortgage-Backed Securities (cost $9,956,009)		9,476,166

Corporate Bonds – 20.65%
Banking – 2.52%
•#Banco Mercantil 144A 6.862% 10/13/21	525,000	491,558
JPMorgan Chase Capital XXV 6.80% 10/1/37	410,000	388,673
#Northern Rock 144A
5.625% 6/22/17	344,000	358,326
•6.594% 6/29/49	485,000	291,434
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	500,000	450,327
Popular North America Capital Trust I 6.564% 9/15/34	200,000	170,907
Silicon Valley Bank 5.70% 6/1/12	544,000	555,101
U.S. Bank North America
4.80% 4/15/15	149,000	147,327
4.95% 10/30/14	250,000	250,676
•USB Capital IX 6.189% 4/15/49	75,000	59,666
Wachovia Bank 6.60% 1/15/38	32,000	31,888
Wells Fargo
4.375% 1/31/13	385,000	385,323
5.625% 12/11/17	165,000	169,886
		3,751,092
Basic Industries – 0.95%
duPont (E.I.) deNemours 5.00% 1/15/13	288,000	298,348
#GTL Trade Finance 144A 7.25% 10/20/17	335,000	350,112
Lubrizol 4.625% 10/1/09	341,000	345,010
Rohm & Haas 5.60% 3/15/13	230,000	239,874
#Stora Enso 144A 7.25% 4/15/36	185,000	183,283
		1,416,627
Brokerage – 1.27%
Bear Stearns 7.25% 2/1/18	170,000	170,292
Goldman Sachs Group 6.75% 10/1/37	305,000	300,165
Jefferies Group 6.45% 6/8/27	317,000	285,495
JPMorgan Chase 5.75% 1/2/13	461,000	480,660
Lazard Group 6.85% 6/15/17	134,000	131,945
Lehman Brothers Holdings 5.625% 1/24/13	300,000	304,202
Merrill Lynch 5.45% 2/5/13	220,000	220,581
		1,893,340

Capital Goods – 0.46%
Allied Waste North America 7.875% 4/15/13		80,000	81,400
General Electric 5.25% 12/6/17		220,000	222,360
#Siemens Finance 144A 6.125% 8/17/26		230,000	227,934
Textron 6.50% 6/1/12		140,000	152,164
			683,858
Communications – 2.99%
AT&T 5.50% 2/1/18		280,000	281,472
AT&T Wireless 8.125% 5/1/12		839,000	954,678
Citizens Communications 7.125% 3/15/19		190,000	177,650
Comcast
•4.677% 7/14/09		273,000	267,507
6.30% 11/15/17		262,000	270,440
Intelsat 11.25% 6/15/16		95,000	95,475
MetroPCS Wireless 9.25% 11/1/14		200,000	185,000
SBC Communications 5.10% 9/15/14		18,000	18,108
•Sprint Nextel 5.243% 6/28/10		270,000	260,352
Telefonica Emisiones 5.984% 6/20/11		171,000	177,865
THOMSON 5.70% 10/1/14		500,000	516,970
Time Warner Cable 5.40% 7/2/12		747,000	759,186
Viacom 5.75% 4/30/11		320,000	328,195
Windstream 8.125% 8/1/13		149,000	153,470
			4,446,368
Consumer Cyclical – 0.82%
CVS Caremark
4.875% 9/15/14		118,000	116,360
5.75% 6/1/17		295,000	305,409
Lear 8.75% 12/1/16		90,000	80,550
McDonalds 5.80% 10/15/17		98,000	103,842
MGM MIRAGE 7.50% 6/1/16		200,000	193,000
PepsiCo 4.65% 2/15/13		227,000	235,922
Wal-Mart Stores 6.50% 8/15/37		175,000	184,153
			1,219,236
Consumer Non-Cyclical – 3.42%
Abbott Laboratories
5.15% 11/30/12		382,000	403,018
5.60% 11/30/17		243,000	254,077
AmBev International Finance 9.50% 7/24/17	BRL	950,000	455,017
#Amgen 144A
5.85% 6/1/17	USD	176,000	180,882
6.375% 6/1/37		148,000	147,983
Anheuser Busch 5.50% 1/15/18		258,000	268,311
Aramark 8.50% 2/1/15		138,000	138,000
AstraZeneca 5.90% 9/15/17		289,000	306,579
Clorox 5.45% 10/15/12		185,000	189,712
#Covidien International Finance 144A
6.00% 10/15/17		101,000	105,046
6.55% 10/15/37		148,000	151,374
Diageo Capital
5.20% 1/30/13		19,000	19,553
5.75% 10/23/17		211,000	216,924
HCA PIK 9.625% 11/15/16		100,000	105,500
Kellogg 5.125% 12/3/12		209,000	216,110
Kraft Foods
4.125% 11/12/09		294,000	294,342
6.125% 2/1/18		522,000	530,840
Safeway 6.35% 8/15/17		202,000	214,059
Wyeth 5.50% 2/1/14		860,000	892,096
			5,089,423
Electric – 1.61%
Commonwealth Edison 6.15% 9/15/17		237,000	247,268
Florida Power & Light 5.95% 2/1/38		265,000	267,710
#Illinois Power 144A 6.125% 11/15/17		200,000	208,399
MidAmerican Funding 6.75% 3/1/11		338,000	368,082
NRG Energy 7.375% 2/1/16		175,000	169,531
Pacific Gas & Electric 5.625% 11/30/17		174,000	178,794
#Power Contract Financing 144A 6.256% 2/1/10		134,660	140,862
#Power Receivables Finance 144A 6.29% 1/1/12		66,588	70,611

PSEG Power 5.50% 12/1/15	159,000	159,377
Southwestern Electric Power 5.875% 3/1/18	270,000	275,415
Virginia Electric Power 5.10% 11/30/12	218,000	225,199
#West Penn Power 144A 5.95% 12/15/17	73,000	75,127
		2,386,375
Energy – 1.38%
Apache 5.25% 4/15/13	270,000	281,812
Canadian Natural Resources 6.75% 2/1/39	220,000	224,711
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	95,500
Petrobras International Finance 5.875% 3/1/18	405,000	407,888
Siberian Oil 10.75% 1/15/09	650,000	684,581
Suncor Energy 6.50% 6/15/38	62,000	63,433
XTO Energy 6.25% 8/1/17	278,000	296,746
		2,054,671
Finance Companies – 1.46%
#Capmark Financial Group 144A 6.30% 5/10/17	233,000	163,491
EnCana Holdings Finance 5.80% 5/1/14	135,000	140,488
General Electric Capital
5.25% 10/19/12	120,000	124,661
5.625% 9/15/17	309,000	319,528
5.875% 1/14/38	130,000	127,482
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	290,000	279,326
International Lease Finance
5.35% 3/1/12	254,000	260,239
5.875% 5/1/13	166,000	173,466
*National Rural Utilities Cooperative Finance 5.45% 2/1/18	95,000	95,866
Washington Mutual
*5.25% 9/15/17	275,000	228,736
5.50% 8/24/11	283,000	257,235
		2,170,518
Insurance – 1.86%
American International Group 5.85% 1/16/18	306,000	307,368
Berkshire Hathaway Finance 4.85% 1/15/15	225,000	227,982
#Max USA Holdings 144A 7.20% 4/14/17	277,000	287,411
•#MBIA Insurance 144A 14.00% 1/15/33	208,000	194,687
w#Stingray Pass Through Trust 144A 5.902% 1/12/15	200,000	65,000
•w#Twin Reefs Pass Through Trust 144A 5.411% 12/31/49	400,000	80,500
#UnitedHealth Group 144A 5.50% 11/15/12	466,000	483,674
Unitrin 6.00% 5/15/17	483,000	475,799
WellPoint
5.00% 1/15/11	346,000	353,455
5.00% 12/15/14	298,000	291,984
		2,767,860
Natural Gas – 0.65%
CenterPoint Energy Resource 6.125% 11/1/17	117,000	120,568
Enterprise Products Operating 5.60% 10/15/14	268,000	270,592
Kinder Morgan Energy Partners 5.125% 11/15/14	204,000	203,066
TransCanada Pipelines 6.20% 10/15/37	83,000	82,578
Transocean 6.00% 3/15/18	142,000	145,877
Valero Energy 6.125% 6/15/17	139,000	143,052
		965,733
Real Estate – 0.80%
iStar Financial
5.15% 3/1/12	220,000	188,428
5.875% 3/15/16	385,000	317,024
Regency Centers 5.875% 6/15/17	294,000	283,906
•#USB Realty 144A 6.091% 12/22/49	500,000	401,538
		1,190,896
Technology – 0.07%
*SunGard Data Systems 9.125% 8/15/13	92,000	93,840
		93,840
Transportation – 0.39%
#Erac USA Finance 144A 7.00% 10/15/37	290,000	264,232
Hertz 8.875% 1/1/14	90,000	87,300
Union Pacific
5.375% 5/1/14	57,000	56,344
5.70% 8/15/18	170,000	169,424
		577,300
Total Corporate Bonds (cost $31,284,549)		30,707,137

Foreign Agencies – 0.81%
Austria – 0.06%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	9,000,000	86,617
			86,617
Germany – 0.59%
KFW 3.25% 2/15/11	USD	570,000	578,521
Rentenbank 3.25% 3/15/13	USD	295,000	293,643
			872,164
Republic of Korea – 0.16%
Korea Development Bank 5.30% 1/17/13	USD	240,000	244,463
			244,463
Total Foreign Agencies (cost $1,193,528)			1,203,244

Municipal Bonds – 1.04%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		205,000	216,841
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Series A-2 5.875% 6/1/47		235,000	226,955
California State 5.00% 2/1/33		15,000	15,047
§California State Refunding 5.00% 2/1/33-14		5,000	5,610
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		105,000	108,374
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		95,000	94,680
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		90,000	94,269
Oregon State Taxable Pension 5.892% 6/1/27		105,000	114,257
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		30,000	31,123
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		675,000	641,674
Total Municipal Bonds (cost $1,580,163)			1,548,830

Non-Agency Asset-Backed Securities – 15.79%
•Bank of America Credit Card Trust Series 2006-A10 A10 4.22% 2/15/12		8,760,000	8,687,059
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		200,000	204,491
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		200,000	204,306
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12		170,000	175,092
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		200,000	209,411
•Series 2007-A6 A6 4.367% 7/12/12		10,500,000	10,375,340
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11		155,000	159,342
•Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35		1,000,000	789,419
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		250,000	253,699
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		200,000	176,133
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		165,000	146,953
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12		170,000	172,534
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		154,652	140,594
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.295% 3/25/37		385,000	358,009
Mid-State Trust
Series 11 A1 4.864% 7/15/38		17,007	17,196
Series 2004-1 A 6.005% 8/15/37		17,602	17,649
Series 2005-1 A 5.745% 1/15/40		201,289	197,043
#Series 2006-1 A 144A 5.787% 10/15/40		248,573	242,514
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36		7,558	7,537
Series 2007-2 AF2 5.675% 6/25/37		290,000	281,373
RSB Bondco Series 2007-A A2 5.72% 4/1/18		215,000	225,905
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.151% 3/15/33		300,000	300,563
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31		80,449	70,350
Series 2004-16XS A2 4.91% 8/25/34		67,821	67,699
Total Non-Agency Asset-Backed Securities (cost $23,952,543)			23,480,211

Non-Agency Collateralized Mortgage Obligations – 12.66%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.416% 1/25/36		578,582	573,523
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35		414,958	421,267
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.615% 4/25/37		740,293	712,136
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		504,235	499,666
Series 2004-J8 1A1 7.00% 9/25/34		218,132	226,653
•Series 2005-63 3A1 5.89% 11/25/35		539,968	535,355
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		390,873	390,262
•Series 2006-HYB3 3A1A 6.095% 5/20/36		498,422	526,857
•First Horizon Asset Securities Series 2007-AR2 1A1 5.855% 8/25/37		385,771	387,700
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35		477,775	480,417

#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		26,286	28,939
•Series 1999-2 A 8.00% 9/19/27		60,724	67,492
•Series 1999-3 A 8.00% 8/19/29		28,004	30,803
Series 2005-RP1 1A3 8.00% 1/25/35		461,388	500,206
Series 2005-RP1 1A4 8.50% 1/25/35		263,600	291,615
Series 2006-RP1 1A3 8.00% 1/25/36		192,106	212,542
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19		7,395	7,497
•JPMorgan Mortgage Trust
Series 2005-A4 1A1 5.399% 7/25/35		338,022	341,811
Series 2005-A6 1A2 5.137% 9/25/35		640,000	632,291
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		401,044	401,019
•MASTR Adjustable Rate Mortgages Trust Series 2006-2 4A1 4.989% 2/25/36		777,175	772,882
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		137,643	151,588
Series 2005-2 1A4 8.00% 5/25/35		365,955	403,788
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36		650,690	659,028
•Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36		610,000	586,120
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.038% 9/25/36		542,237	553,226
Structured Asset Securities
Series 2004-5H A2 4.43% 12/25/33		123,125	123,070
•Series 2005-6 B2 5.344% 5/25/35		120,406	98,192
•wWashington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.884% 8/25/46		106,296	107,449
Series 2006-AR8 2A3 6.132% 8/25/36		78,198	79,966
Series 2006-AR10 1A1 5.941% 9/25/36		1,217,302	1,233,112
Series 2006-AR14 1A4 5.648% 11/25/36		626,659	637,011
Wells Fargo Mortgage Backed Securities Trust
Series 2005-12 1A7 5.50% 11/25/35		804,212	794,662
•Series 2005-AR16 6A4 5.00% 10/25/35		855,215	867,304
Series 2006-2 3A1 5.75% 3/25/36		581,245	572,051
Series 2006-4 1A8 5.75% 4/25/36		146,354	148,898
Series 2006-4 2A3 5.75% 4/25/36		294,860	298,219
•Series 2006-AR5 2A1 5.535% 4/25/36		285,488	292,323
•Series 2006-AR10 5A1 5.595% 7/25/36		472,034	485,250
•Series 2006-AR11 A7 5.518% 8/25/36		600,366	597,550
•Series 2006-AR12 1A2 6.024% 9/25/36		303,567	306,469
•Series 2006-AR14 2A4 6.087% 10/25/36		417,717	418,106
•Series 2006-AR18 2A2 5.719% 11/25/36		449,907	460,277
Series 2007-8 2A6 6.00% 7/25/37		160,000	157,871
Series 2007-13 A7 6.00% 9/25/37		748,006	753,383
Total Non-Agency Collateralized Mortgage Obligations (cost $18,559,721)			18,825,846

Regional Agency – 0.41%
Australia – 0.41%
Queensland Treasury 6.00% 10/14/15	AUD	713,000	614,319
Total Regional Agency (cost $542,398)			614,319

Regional Authority – 0.54%
Canada – 0.54%
Quebec Province 5.00% 12/1/15	CAD	770,000	800,821
Total Regional Authority (cost $815,614)			800,821

«Senior Secured Loans – 1.17%
Aramark
6.705% 1/26/14	USD	301,437	280,443
7.073% 1/26/14		23,563	21,516
AWAS 2nd Lien 11.44% 3/21/13		240,390	217,553
Ford Motor 8.36% 11/29/13		437,840	384,205
Stallion Oilfield Services 10.86% 6/12/13		600,000	540,000
Telesat Canada 9.00% 2/14/14		335,000	294,800
Total Senior Secured Loans (cost $1,912,358)			1,738,517

Sovereign Agency – 0.13%
Canada – 0.13%
Export Development Canada 2.625% 3/15/11	USD	190,000	189,792
Total Sovereign Agency (cost $189,212)			189,792

Sovereign Debt – 6.12%
Brazil – 0.59%
Republic of Brazil 11.00% 8/17/40	USD	649,000	872,094
			872,094

Finland – 0.01%
Republic of Finland 4.75% 2/21/12	NOK	120,000	22,204
			22,204
Germany – 2.04%
Bundesobligation 4.25% 10/12/12	EUR	1,984,800	3,037,691
			3,037,691
Japan – 0.02%
Japan Government 5yr Bond 1.10% 12/20/12	JPY	2,550,000	24,241
			24,241
Mexico – 1.14%
Mexican Bonos
7.25% 12/15/16	MXN	5,930,000	534,608
10.00% 11/20/36	MXN	2,600,000	300,597
Mexican Government 5.625% 1/15/17	USD	832,000	862,368
			1,697,573
Philippines – 0.25%
Philippines Government 6.375% 1/15/32	USD	374,000	370,260
			370,260
Russia – 0.63%
Russia Government
7.50% 3/31/30	USD	594,000	683,686
#144A 7.50% 3/31/30	USD	220,770	254,989
			938,675
United Kingdom – 1.44%
U.K. Treasury
5.00% 3/7/12	GBP	701,100	1,433,221
8.00% 9/27/13	GBP	300,900	704,690
			2,137,911
Total Sovereign Debt (cost $8,981,567)			9,100,649

Supranational Banks – 2.38%
European Investment Bank
2.15% 1/18/27	JPY	85,100,000	813,495
2.875% 3/15/13	USD	475,000	468,162
3.25% 2/15/11	USD	340,000	345,578
6.00% 7/15/09	NZD	938,000	716,476
11.25% 2/14/13	BRL	500,000	283,400
Inter-American Development Bank 1.90% 7/8/09	JPY	52,000,000	497,340
International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	10,170,000	416,343
Total Supranational Banks (cost $3,394,239)			3,540,794

U.S. Treasury Obligations – 4.49%
*¥U.S. Treasury Bonds 4.75% 2/15/37	USD	2,780,000	2,962,440
*U.S. Treasury Inflation Index Notes 3.00% 7/15/12		1,262,228	1,398,215
U.S. Treasury Notes
2.875% 1/31/13		955,000	957,686
3.625% 12/31/12		270,000	280,146
*4.25% 11/15/17		757,000	795,205
*^U.S. Treasury Strip 4.403% 11/15/13		340,000	285,188
Total U.S. Treasury Obligations (cost $6,511,622)			6,678,880

		Number of
		Shares
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	-
Total Warrant (cost $1,711)			-

		Principal
		Amount°
≠Discount Note – 1.48%
Federal Home Loan Bank 2.00% 2/1/08	USD	2,204,122	2,204,122
Total Discount Note (cost $2,204,122)			2,204,122

Total Value of Securities Before Securities Lending Collateral – 108.85%
(cost $161,804,870)			161,853,350

		Number of
		Shares
Securities Lending Collateral** – 8.10%
Investment Companies
Mellon GSL DBT II Collateral Fund		12,039,296	12,039,296
Total Securities Lending Collateral (cost $12,039,296)			12,039,296

Total Value of Securities – 116.95%
(cost $173,844,166)	173,892,646 ©
Obligation to Return Securities Lending Collateral** – (8.10%)	(12,039,296)
Liabilities Net of Receivables and Other Assets (See Notes) – (8.85%)z	(13,164,653)
Net Assets Applicable to 16,434,720 Shares Outstanding – 100.00%	$148,688,697

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Rubles
USD – United States Dollar

†Non-income producing security for the period ended January 31, 2008.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $13,164,346, which represented 8.85% of the Portfolio’s net assets. See Note 7 in “Notes.”
•Variable rate security. The rate shown is the rate as of January 31, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $11,827,108 of securities loaned.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
zOf this amount, $18,995,055 represents payable for securities purchased as of January 31, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CPN – Coupon
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS –Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securization Transactions
MBIA – Insured by the Municipal bond Insurance Association
PIK – Pay-in-kind
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CAD	19,300	USD	(19,319)	2/29/08	$(101)
EUR	794,240	USD	(1,162,417)	2/29/08	17,717
GBP	(730,554)	USD	1,442,918	3/31/08	(4,531)
JPY	34,115,278	USD	(320,973)	3/31/08	1,182
MXN	4,135,600	USD	(381,844)	2/1/08	83
MXN	1,707,000	USD	(157,429)	2/5/08	167
NOK	3,100,053	USD	(563,502)	3/31/08	7,305
NZD	(376,486)	USD	289,985	2/29/08	(5,694)
					$16,128

Futures Contracts[2]

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation
34 U.S. Treasury 5 year Notes	$3,844,880	$3,842,000	3/31/08	$(2,880)
36 U.S. Treasury 10 year Notes	4,216,649	4,201,875	3/31/08	(14,774)
				$(17,654)

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America 5 yr CDS	$ 455,500	0.48%	12/20/12	$3,847
Best Buy
5 yr CDS	837,000	0.60%	9/20/12	27,788
10 yr CDS	420,000	0.98%	9/20/17	17,288
CMBX-NA-A 2	505,000	0.25%	3/15/49	(12,949)
Kraft Food 10 yr CDS	570,000	0.77%	12/20/17	8,030
JPMorgan
Embarq 7 yr CDS	185,000	0.77%	9/20/14	11,866
iStar Financial 5 yr CDS	385,000	4.30%	3/20/13	5,028
Merrill Lynch 5 yr CDS	440,000	0.58%	12/20/12	15,606
Lehman Brothers
Capmark Financial 5 yr CDS	375,000	1.65%	9/20/12	90,518
Gannet 7 yr CDS	676,000	0.88%	9/20/14	12,824
Home Depot 5 yr CDS	950,000	0.50%	9/20/12	33,068
New York Times 7 yr CDS	676,000	0.75%	9/20/14	17,526
Sara Lee 7 yr CDS	676,000	0.60%	9/20/14	5,566
Target 5 yr CDS	850,000	0.57%	12/20/12	11,226
V.F. 5 yr CDS	195,000	0.40%	9/20/12	858
Washington Mutual
4 yr CDS	230,000	0.85%	9/20/11	21,833
10 yr CDS	315,000	3.15%	12/20/17	(13,996)
				$255,927
Protection Sold:
Goldman Sachs
ABX Home Equity Index 06-2 AA	(300,000)	0.17%	5/25/46	(15,000)
JPMorgan
ABX Home Equity Index 06-2 AAA	(300,000)	0.11%	5/25/46	-
Lehman Brothers
ABX Home Equity Index 7-1AA	(455,000)	0.15%	8/25/37	(67,525)
ABX Home Equity Index 7-1AAA	(455,000)	0.90%	8/25/37	-
Best Buy
5 yr CDS	(418,500)	0.61%	9/20/12	(13,813)
10 yr CDS	(210,000)	0.99%	9/20/17	(8,490)
Reynolds American 5 yr CDS	(1,352,000)	1.00%	9/20/12	(967)
				$(105,795)

Interest Rate Swap Contract

Notional	Expiration		Unrealized
Amount	Date	Description	Appreciation
$4,525,000	5/2/12	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 4.987% and to pay the notional amount multiplied by the 3 month LIBOR	$293,582

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued, at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$173,872,808
Aggregate unrealized appreciation	2,669,186
Aggregate unrealized depreciation	(2,590,188)
Net unrealized appreciation	$78,998

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $2,973,257 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013, $1,651,932 expires in 2014 and $927,150 expires in 2015.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the schedule of investments.

4. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the schedule of investments.

5. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the credit agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts)on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $11,827,108, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $59,160, and cash collateral of $12,039,296. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 , as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. As of January 31, 2008, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Emerging Markets Portfolio

January 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 91.03%Δ
Brazil – 11.10%
AES Tiete	93,438,657	$3,983,493
Companhia de Concessoes Rodoviarias	647,200	10,430,995
*Companhia Vale do Rio Doce ADR	442,500	11,518,275
CPFL Energia	212,247	3,651,276
*†CPFL Energia ADR	78,800	4,125,180
Petroleo Brasileiro ADR	260,400	24,297,923
†Redecard	1,076,300	15,602,985
Santos Brasil Participacoes	260,599	3,703,795
*Votorantim Celulose e Papel ADR	435,950	12,882,323
		90,196,245
Canada – 0.88%
†Uranium One	1,031,900	7,177,183
		7,177,183
Chile – 1.14%
Banco Santander ADR	114,600	5,622,276
#Inversiones Aguas Metropolitanas 144A ADR	150,000	3,614,460
		9,236,736
China – 7.51%☐
China Mobile	1,336,000	19,696,916
*China Power International Development	22,306,000	7,612,461
*China Shipping Development	3,778,000	9,746,735
COSCO Pacific	7,786,000	15,614,261
Fountain Set Holdings	3,376,000	671,091
Texwinca Holdings	4,352,000	3,333,699
TPV Technology	6,762,000	4,324,739
		60,999,902
Colombia – 2.16%
*Bancolombia ADR	524,300	17,516,863
		17,516,863
Czech Republic – 0.78%
Komercni Banka	29,000	6,316,538
		6,316,538
Egypt – 3.37%
MobiNil-Egyptian Mobile Services	201,704	7,984,321
Orascom Telecom Holding GDR	260,750	19,373,334
		27,357,655
Hungary – 0.76%
OTP Bank	141,966	6,156,467
		6,156,467
India – 0.71%
Hero Honda Motors	334,135	5,775,908
		5,775,908
Israel – 3.66%
Bank Hapoalim	3,256,417	15,193,614
Bezeq Israeli Telecommunication	7,866,020	14,584,699
		29,778,313
Malaysia – 4.44%
Hong Leong Bank	3,245,100	5,858,452
MISC Foreign	3,953,200	11,712,385
Public Bank Foreign	2,332,500	8,281,988
Tanjong	2,051,900	10,261,379
		36,114,204
Mexico – 7.28%
America Movil Series L ADR	282,300	16,912,593
†Banco Compartamos	1,100,800	4,783,104
Cemex ADR	273,503	7,414,666
Grupo Aeroportuario del Pacifico ADR	99,900	4,282,713
Grupo Modelo Series C	2,437,300	11,272,365

Grupo Televisa ADR	321,700	7,170,693
Kimberly-Clark de Mexico Class A	1,795,600	7,271,449
		59,107,583
Panama – 0.36%
Banco Latinoamericano Export Class E	189,700	2,927,071
		2,927,071
Phillippines – 1.11%
*Philippine Long Distance Telephone ADR	120,100	9,037,525
		9,037,525
Poland – 1.80%
Bank Pekao	71,155	5,819,966
Telekomunikacja Polska	920,749	8,841,022
		14,660,988
Republic of Korea – 6.65%
Hana Financial Group	342,380	16,807,850
Kookmin Bank	295,986	19,469,796
Korea Electric Power	342,580	13,789,064
Samsung Electronics	6,213	3,958,499
		54,025,209
Russia – 5.27%
Evraz Group GDR	159,250	11,626,620
*LUKOIL ADR	355,764	24,014,070
Mobile Telesystems ADR	86,100	7,160,937
		42,801,627
South Africa – 7.61%
*African Bank Investments	4,560,530	17,187,748
Impala Platinum Holdings	237,625	9,030,942
Pretoria Portland Cement	997,367	5,098,439
Remgro	103,852	2,505,993
Sasol	463,274	22,274,351
Telkom	298,474	5,709,331
		61,806,804
Taiwan – 17.56%
Asustek Computer	2,643,315	6,892,893
Chinatrust Financial Holding	11,340,000	9,135,968
Chunghwa Telecom	5,327,980	11,339,285
Chunghwa Telecom ADR	515,970	10,850,849
Far EasTone Telecommunications	9,148,000	11,303,700
Lite-On Technology	12,642,121	18,830,067
MediaTek	1,212,450	12,077,986
Mega Financial Holding	29,951,000	19,725,083
President Chain Store	4,531,376	12,905,023
Synnex Technology International	1,859,359	3,814,102
Taiwan Semiconductor Manufacturing	13,295,134	24,909,213
Taiwan Semiconductor Manufacturing ADR	90,300	837,984
		142,622,153
Thailand – 4.93%
Kasikornbank Foreign	2,298,754	6,021,191
Kasikornbank NVDR	213,546	542,893
Land & Houses NVDR	19,450,810	4,183,218
PTT Foreign	1,253,100	12,221,662
Siam Cement NVDR	2,573,100	16,180,945
Siam City Bank Foreign	2,023,800	864,322
		40,014,231
Turkey – 1.95%
Tofas Turk Otomobil Fabrikasi	1,744,858	8,071,356
Turkcell Iletisim Hizmet	853,469	7,759,946
		15,831,302
Total Common Stock (cost $622,355,898)		739,460,507
Preferred Stock – 7.86%
Brazil – 3.89%
AES Tiete	72,100,000	2,442,956
Companhia Vale do Rio Doce Class A	194,336	4,946,232
Itausa-Investimentos Itau	2,686,787	15,473,083
Usinas Siderurgicas de Minas Gerais Class A		8,723,707
		31,585,978

Republic of Korea – 3.97%
Hyundai Motor	370,720	12,460,880
Samsung Electronics	43,307	19,831,452
		32,292,332
Total Preferred Stock (cost $54,174,671)		63,878,310

Total Value of Securities Before Securities Lending Collateral – 98.89%
(cost $676,530,569)		803,338,817

Securities Lending Collateral** – 2.86%
Investment Companies
Mellon GSL DBT II Collateral Fund	23,215,899	23,215,899
Total Securities Lending Collateral (cost $23,215,899)		23,215,899

Total Value of Securities – 101.75%
(cost $699,746,468)		826,554,716	©
Obligation to Return Securities Lending Collateral** – (2.86%)		(23,215,899)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.11%		9,031,186
Net Assets Applicable to 63,232,500 Shares Outstanding – 100.00%		$812,370,003

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended January 31, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities was $3,614,460, which represented 0.44% of the Portfolio's net assets. See Note 5 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange.
*Fully or partially on loan.
©Includes $21,562,190 of securities loaned.
** See Note 4 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contract1

					Unrealized
Contract to Deliver		In Exchange For		Settlement Date	Depreciation
HKD	(773,569)	USD	99,123	2/1/08	$(85)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Emerging Markets Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$700,441,588
Aggregate unrealized appreciation	160,502,946
Aggregate unrealized depreciation	(34,389,818)
Net unrealized appreciation	$126,113,128

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized loss is included in receivables and other assets net of liabilities in the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $21,562,190, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Focus Smid-Cap Growth Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 99.11%
Basic Industry/Capital Goods – 4.48%
*Graco	9,900	$338,778
		338,778
Business Services – 11.39%
Corporate Executive Board	4,500	258,975
Expeditors International Washington	8,200	387,778
†Global Cash Access Holdings	35,700	214,200
		860,953
Consumer Durables – 3.38%
*Gentex	16,100	255,346
		255,346
Consumer Non-Durables – 14.69%
*Fastenal	7,400	299,034
*†NetFlix	18,500	465,275
*†Peet's Coffee & Tea	8,600	188,684
Whole Foods Market	4,000	157,760
		1,110,753
Consumer Services – 19.07%
*Heartland Payment Systems	16,400	398,192
*IHOP	7,098	377,898
Jackson Hewitt Tax Service	11,100	245,643
Weight Watchers International	9,861	420,078
		1,441,811
Energy – 3.28%
†Core Laboratories	2,200	247,940
		247,940
Financials – 10.98%
*†Affiliated Managers Group	2,600	255,606
*Financial Federal	9,116	219,149
*optionsXpress Holdings	13,100	355,272
		830,027
Health Care – 5.16%
†Techne	6,000	390,000
		390,000
Technology – 21.46%
Blackbaud	14,600	403,982
†j2 Global Communications	17,900	392,189
†SBA Communications Class A	7,700	227,997
†Teradata	11,400	271,548
†VeriFone Holdings	16,700	326,819
		1,622,535
Transportation – 5.22%
C.H. Robinson Worldwide	7,100	394,334
		394,334
Total Common Stock (cost $7,938,832)		7,492,477
	Principal
	Amount
≠Discount Note – 0.93%
Federal Home Loan Bank 2.00% 2/1/08	$70,004	70,004
Total Discount Note (cost $70,004)		70,004
Total Value of Securities Before Securities Lending Collateral – 100.04%
(cost $8,008,836)		7,562,481
	Number of
	Shares
Securities Lending Collateral** – 24.38%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,843,171	1,843,171
Total Securities Lending Collateral (cost $1,843,171)		1,843,171
Total Value of Securities – 124.42%
(cost $9,852,007)		9,405,652 ©
Obligation to Return Securities Lending Collateral** – (24.38%)		(1,843,171)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.04%)		(3,049)
Net Assets Applicable to 834,651 Shares Outstanding – 100.00%		$7,559,432

*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $1,778,973 of securities loaned.
†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes –The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,852,007
Aggregate unrealized appreciation	$353,916
Aggregate unrealized depreciation	(800,271)
Net unrealized depreciation	$(446,355)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $1,778,973, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Global Fixed Income Portfolio

January 31, 2008

		Principal	Value
		Amount°	(U.S.$)
Bonds – 98.60%
Austria – 6.78%
Oesterreichesche Kontrollbank
1.80% 3/22/10	JPY	1,160,000,000	$11,163,966
5.25% 4/25/08	EUR	1,700,000	2,532,175
Republic of Austria 5.25% 1/4/11	EUR	3,700,000	5,762,062
			19,458,203
Finland – 2.75%
Republic of Finland
5.375% 7/4/13	EUR	1,960,000	3,148,307
5.75% 2/23/11	EUR	3,000,000	4,740,537
			7,888,844
France – 11.07%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	1,100,000,000	10,318,203
Government of France
5.00% 10/25/16	EUR	7,800,000	12,467,369
5.75% 10/25/32	EUR	2,750,000	4,826,547
8.50% 10/25/19	EUR	2,000,000	4,162,154
			31,774,273
Germany – 21.38%
Deutschland Republic
3.75% 1/4/15	EUR	4,900,000	7,287,804
4.25% 1/4/14	EUR	5,900,000	9,046,284
4.50% 1/4/13	EUR	6,000,000	9,300,141
4.75% 7/4/28	EUR	3,750,000	5,821,036
KFW
1.85% 9/20/10	JPY	1,050,000,000	10,160,983
5.25% 7/4/12	EUR	6,800,000	10,687,510
Rentenbank 1.375% 4/25/13	JPY	944,000,000	9,041,998
			61,345,756
Ireland – 3.35%
Republic of Ireland 5.00% 4/18/13	EUR	6,100,000	9,607,371
			9,607,371
Italy – 4.09%
Republic of Italy
0.65% 3/20/09	JPY	100,000,000	940,065
3.70% 11/14/16	JPY	985,000,000	10,806,495
			11,746,560
Japan – 7.61%
Development Bank of Japan 1.40% 6/20/12	JPY	1,200,000,000	11,490,646
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	410,000,000	3,966,041
2.00% 5/9/16	JPY	640,000,000	6,390,033
			21,846,720
Mexico – 5.00%
Mexican Bonos
8.00% 12/23/10	MXN	21,000,000	1,970,130
9.00% 12/20/12	MXN	31,000,000	3,037,546
9.50% 12/18/14	MXN	31,000,000	3,157,329
10.00% 12/5/24	MXN	55,000,000	6,174,406
			14,339,411
Netherlands – 8.58%
Bank Nederlandse Gemeenten 0.80% 9/22/08	JPY	1,170,000,000	11,009,073
Netherlands Government
4.25% 7/15/13	EUR	3,400,000	5,197,678
7.50% 1/15/23	EUR	4,200,000	8,416,099
			24,622,850
Norway – 3.79%
Eksportfinans 1.80% 6/21/10	JPY	1,130,000,000	10,887,072
			10,887,072

Poland – 2.72%
Poland Government 5.50% 3/12/12	EUR	5,000,000	7,812,852
			7,812,852
Spain – 2.06%
Spanish Government 5.50% 7/30/17	EUR	3,600,000	5,913,064
			5,913,064
Supranational – 9.54%
European Investment Bank
1.40% 6/20/17	JPY	560,000,000	5,276,005
2.15% 1/18/27	JPY	340,000,000	3,250,160
Inter-American Development Bank
1.90% 7/8/09	JPY	558,000,000	5,336,837
5.50% 3/30/10	EUR	5,700,000	8,791,535
International Bank for Reconstruction & Development 2.00% 2/18/08	JPY	500,000,000	4,704,252
			27,358,789
United Kingdom – 7.92%
U.K. Treasury
4.00% 9/7/16	GBP	2,100,000	4,041,912
5.00% 3/7/12	GBP	2,800,000	5,723,886
5.00% 9/7/14	GBP	6,300,000	12,951,733
			22,717,531
United States – 1.96%
*U.S. Treasury Notes
3.625% 5/15/13	USD	2,200,000	2,280,953
5.125% 5/15/16		3,000,000	3,344,766
			5,625,719
Total Bonds (cost $257,698,192)			282,945,015

≠Discount Note – 0.14%
Federal Home Loan Bank 2.00% 2/1/08		390,022	390,022
Total Discount Note (cost $390,022)			390,022

Total Value of Securities Before Securities Lending Collateral – 98.74%
(cost $258,088,214)			283,335,037
		Number of
		Shares
Securities Lending Collateral** – 2.01%
Investment Companies
Mellon GSL DBT II Collateral Fund		5,760,891	5,760,891
Total Securities Lending Collateral (cost $5,760,891)			5,760,891

Total Value of Securities – 100.75%
(cost $263,849,105)			289,095,928	©

Obligation to Return Securities Lending Collateral** – (2.01%)			(5,760,891)

Receivables and Other Assets Net of Liabilities (See Notes) – 1.26%			3,620,100

Net Assets Applicable to 23,801,873 Shares Outstanding – 100.00%			$286,955,137

°Principal amount shown is stated in the currency in which each security is denominated.

EUR – European Monetary Unit
GBP - British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
USD – United States Dollar

*Fully or partially on loan.
**See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
©Includes $5,636,753 of securities loaned.

The following foreign currency exchange contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
EUR	(2,736,602)	USD	4,034,299	2/1/08	$ (34,892)
EUR	(13,300,500)	USD	19,617,572	4/30/08	(101,695)
GBP	(11,537,500)	USD	22,802,138	4/30/08	(8,538)
JPY	(41,280,384)	USD	385,942	2/1/08	(2,324)
MXN	(4,445,402)	USD	409,941	2/1/08	(596)
					$(148,045)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$264,077,132
Aggregate unrealized appreciation	26,063,588
Aggregate unrealized depreciation	(1,044,792)
Net unrealized appreciation	$25,018,796

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $167,312 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities in the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $5,636,753, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Security Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Global Real Estate Securities Portfolio

January 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 94.11%Δ
Australia – 10.82%
DB RREEF Trust	1,926,661	$2,792,161
*Goodman Group	1,162,852	4,696,350
GPT Group	1,125,022	3,845,827
Stockland	367,522	2,425,880
*Valad Property Group	3,617,249	3,504,722
Westfield Group	555,889	9,347,337
		26,612,277
Brazil – 2.68%
†BR Malls Participacoes	318,765	3,316,316
Iguatemi Empresa de Shopping Centers	219,420	3,274,460
		6,590,776
Canada – 3.90%
*Boardwalk Real Estate Investment Trust	54,650	2,164,653
Brookfield Properties	166,433	3,406,441
*RioCan Real Estate Investment Trust	188,921	4,019,195
		9,590,289
China – 0.74%
*†Xinyuan Real Estate ADR	139,000	1,827,850
		1,827,850
Finland – 1.68%
Citycon	411,485	2,280,859
Sponda	158,598	1,856,066
		4,136,925
France – 4.59%
*Fonciere Des Regions	21,325	2,829,316
Unibail-Rodamco	35,668	8,465,450
		11,294,766
Germany – 0.97%
IVG Immobilien	69,690	2,380,925
		2,380,925
Greece – 0.39%
Babis Vovos International Construction	33,393	945,999
		945,999
Hong Kong – 13.17%
Hang Lung Group	1,135,000	5,267,622
Henderson Land Development	562,000	4,853,918
Hysan Development	386,200	1,143,153
Link REIT	948,714	2,413,950
New World Development	2,274,000	6,963,074
Sun Hung Kai Properties	592,000	11,747,555
		32,389,272
Italy – 0.75%
*Beni Stabili	1,809,871	1,842,228
		1,842,228
Japan – 14.74%
Aeon Mall	64,499	1,663,168
*Japan Prime Realty Investment	584	1,859,452
Japan Real Estate Investment	207	2,422,458
Kenedix Realty Investment	323	2,108,343
Mitsubishi Estate	380,800	10,253,039
*Mitsui Fudosan	350,900	8,141,934
NTT Urban Development	1,509	2,399,026
Sumitomo Realty & Development	117,300	2,932,910
Tokyo Tatemono	285,412	2,428,978
Tokyu REIT	263	2,054,394
		36,263,702
Malaysia – 1.75%
Bandar Raya Developments	1,281,500	1,002,445

KLCC Property Holdings	1,416,318	1,451,322
Sunway City	1,557,233	1,856,605
		4,310,372
Norway – 0.71%
*Norwegian Property	173,400	1,755,897
		1,755,897
Russia – 0.53%
†Open Investments Class S	5,000	1,294,390
		1,294,390
Singapore – 1.66%
*CapitaMall Trust	1,047,796	2,220,008
City Developments Limited	145,731	1,175,511
*K-REIT Asia	639,363	681,972
		4,077,491
United Kingdom – 8.55%
British Land	185,690	3,758,840
Derwent London	92,653	2,537,899
Hammerson	255,152	5,802,865
Land Securities Group	207,804	6,630,288
Unite Group	346,698	2,297,383
		21,027,275
United States – 26.48%
Alexandria Real Estate Equities	29,400	2,887,962
*AMB Property	28,800	1,457,280
*AvalonBay Communities	17,000	1,597,150
Boston Properties	30,200	2,775,984
*BRE Properties	25,300	1,102,827
*Digital Realty Trust	45,700	1,632,861
*Equity One	57,800	1,364,658
Equity Residential	67,200	2,513,952
*Essex Property Trust	10,100	1,046,461
*Federal Realty Investment Trust	20,100	1,483,380
*General Growth Properties	54,200	1,979,384
HCP	50,700	1,541,787
*Health Care REIT	41,200	1,767,068
Highwoods Properties	11,600	347,188
Host Hotels & Resorts	126,600	2,119,284
*Kimco Realty	110,500	3,957,005
Kite Realty Group Trust	63,200	831,712
*Macerich	38,400	2,625,408
ProLogis	56,500	3,353,275
Public Storage	35,800	2,801,350
Regency Centers	31,400	1,928,902
*Simon Property Group	108,100	9,661,978
SL Green Realty	19,695	1,827,893
Starwood Hotels & Resorts Worldwide	43,800	1,981,950
UDR	64,800	1,479,384
*Ventas	82,500	3,646,500
Vornado Realty Trust	60,000	5,424,000
		65,136,583
Total Common Stock (cost $258,020,683)		231,477,017

	Principal
	Amount (U.S.$)
≠Discount Note– 3.21%
Federal Home Loan Bank 2.00% 2/1/08	$7,889,438	7,889,438
Total Discount Note (cost $7,889,438)		7,889,438

Total Value of Securities Before Securities Lending Collateral – 97.32%
(cost $265,910,121)		239,366,455
	Number of
	Shares
Securities Lending Collateral** – 16.65%
Investment Companies
Mellon GSL DBT II Collateral Fund	40,950,160	40,950,160
Total Securities Lending Collateral (cost $40,950,160)		40,950,160

Total Value of Securities – 113.97%
(cost $306,860,281)	280,316,615	©
Obligation to Return Securities Lending Collateral** – (16.65%)	(40,950,160)
Receivables and Other Assets Net of Liabilities – (See Notes) 2.68%	6,602,911
Net Assets Applicable to 33,652,190 Shares Outstanding – 100.00%	$245,969,366

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $43,235,972 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
REIT – Real Estate Investment Trust
USD – United States Dollar

The following foreign currency exchange contract was outstanding at January 31, 2008:

Foreign Currency Exchange Contract[1]
					Unrealized
Contract to Receive		In Exchange For		Settlement Date	Appreciation
AUD	892,023	USD	(794,971)	2/1/08	$4,727

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Global Real Estate Securities Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period.

As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the portfolio held no investments in repurchase agreements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$310,744,227
Aggregate unrealized appreciation	9,652,889
Aggregate unrealized depreciation	(40,080,501)
Net unrealized depreciation	$(30,427,612)

For federal income tax purposes, at January 31, 2008, capital loss carryforwards of $1,409,957 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2015.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain is included in receivables and other assets net of liabilities on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities.

However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $43,235,972, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $3,974,787, and cash collateral of $40,950,160. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The High-Yield Bond Portfolio

January 31, 2008

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Corporate Bonds – 74.98%
Basic Industry – 4.99%
*AK Steel 7.75% 6/15/12	$80,000	$80,000
Freeport McMoRan Copper & Gold 8.25% 4/1/15	65,000	68,331
Georgia-Pacific
7.70% 6/15/15	85,000	82,450
8.875% 5/15/31	105,000	99,225
#Ineos Group Holdings 144A 8.50% 2/15/16	75,000	58,875
Innophos 8.875% 8/15/14	25,000	24,688
#MacDermid 144A 9.50% 4/15/17	60,000	51,900
Momentive Performance Materials 9.75% 12/1/14	75,000	68,250
#NewPage 144A 10.00% 5/1/12	110,000	110,000
=‡Port Townsend Paper 12.4312% 8/27/12	11,200	11,088
Potlatch 13.00% 12/1/09	50,000	56,738
•#Ryerson 144A 12.574% 11/1/14	60,000	55,500
#Sappi Papier Holding 144A 6.75% 6/15/12	130,000	128,628
Steel Dynamics
6.75% 4/1/15	50,000	48,625
#144A 7.375% 11/1/12	30,000	30,075
Witco 6.875% 2/1/26	25,000	18,688
		993,061
Brokerage – 0.93%
LaBranche
9.50% 5/15/09	100,000	100,750
11.00% 5/15/12	85,000	84,788
		185,538
Capital Goods – 5.47%
CPG International 10.50% 7/1/13	60,000	53,700
Graphic Packaging International 8.50% 8/15/11	50,000	48,750
Greenbrier 8.375% 5/15/15	55,000	50,188
Interface 10.375% 2/1/10	100,000	103,500
Intertape Polymer 8.50% 8/1/14	45,000	41,344
Koppers Industries 9.875% 10/15/13	60,000	64,200
L-3 Communications 7.625% 6/15/12	400,000	411,999
•NXP BV Funding 7.008% 10/15/13	75,000	62,531
*Owens Brockway Glass Container 6.75% 12/1/14	110,000	109,725
Smurfit-Stone Container Enterprises 8.00% 3/15/17	40,000	37,300
#SPX 144A 7.625% 12/15/14	35,000	35,919
Trimas 9.875% 6/15/12	75,000	68,625
		1,087,781
Consumer Cyclical – 7.36%
*Carrols 9.00% 1/15/13	50,000	43,750
Ford Motor 7.45% 7/16/31	75,000	55,688
Ford Motor Credit 7.80% 6/1/12	340,000	301,411
General Motors
*6.375% 5/1/08	140,000	140,000
8.375% 7/15/33	65,000	53,138
Global Cash Access 8.75% 3/15/12	65,000	62,888
GMAC
•6.119% 5/15/09	115,000	107,402
6.875% 9/15/11	25,000	21,874
6.875% 8/28/12	265,000	225,207
#Invista 144A 9.25% 5/1/12	10,000	10,225
KB Home 8.625% 12/15/08	55,000	55,000
Lear 8.75% 12/1/16	165,000	147,675
*Neiman Marcus Group PIK 9.00% 10/15/15	175,000	175,874
#Tenneco 144A 8.125% 11/15/15	65,000	65,000
		1,465,132

Consumer Non-Cyclical – 2.86%
ACCO Brands 7.625% 8/15/15	50,000	42,625
*Chiquita Brands International 8.875% 12/1/15	60,000	53,400
*Constellation Brands 8.125% 1/15/12	155,000	156,163
Cott Beverages USA 8.00% 12/15/11	60,000	54,600
Del Monte
6.75% 2/15/15	25,000	23,375
8.625% 12/15/12	25,000	25,375
*Jarden 7.50% 5/1/17	70,000	60,200
National Beef Packing 10.50% 8/1/11	80,000	74,000
*Pilgrim's Pride 8.375% 5/1/17	90,000	78,975
		568,713
Energy – 13.90%
AmeriGas Partners 7.125% 5/20/16	106,000	103,615
Chesapeake Energy
6.375% 6/15/15	10,000	9,750
6.625% 1/15/16	200,000	196,499
Compton Petroleum Finance 7.625% 12/1/13	165,000	153,450
Dynergy Holdings 7.75% 6/1/19	230,000	210,449
El Paso
*6.875% 6/15/14	180,000	180,322
7.00% 6/15/17	65,000	66,270
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	20,669
Energy Partners 9.75% 4/15/14	105,000	90,825
Ferrellgas Finance Escrow 6.75% 5/1/14	105,000	102,375
Foundation Pennsylvania Coal 7.25% 8/1/14	140,000	138,600
Geophysique-Veritas
7.50% 5/15/15	15,000	14,850
7.75% 5/15/17	65,000	64,675
#Helix Energy Solutions 144A 9.50% 1/15/16	45,000	45,900
#Hilcorp Energy I 144A 9.00% 6/1/16	25,000	25,125
Inergy Finance
6.875% 12/15/14	5,000	4,863
8.25% 3/1/16	210,000	215,249
#Key Energy Services 144A 8.375% 12/1/14	65,000	65,488
Kinder Morgan Finance 5.35% 1/5/11	5,000	4,932
Mariner Energy 8.00% 5/15/17	110,000	105,600
Massey Energy
6.625% 11/15/10	30,000	29,700
6.875% 12/15/13	85,000	81,388
#OPTI Canada 144A
7.875% 12/15/14	40,000	39,000
8.25% 12/15/14	18,000	17,730
PetroHawk Energy 9.125% 7/15/13	115,000	119,313
Plains Exploration & Production 7.00% 3/15/17	110,000	105,050
Regency Energy Partners 8.375% 12/15/13	91,000	92,820
*#Southwestern Energy 144A 7.50% 2/1/18	35,000	36,138
#Stallion Oilfield Services 144A 9.75% 2/1/15	55,000	48,675
Whiting Petroleum 7.25% 5/1/13	160,000	158,400
Williams 7.50% 1/15/31	205,000	219,349
		2,767,069
Financials – 1.09%
Leucadia National 8.125% 9/15/15	115,000	115,000
#Nuveen Investments 144A 10.50% 11/15/15	105,000	102,375
		217,375
Media – 3.76%
Charter Communications Holdings
10.25% 9/15/10	100,000	95,250
13.50% 1/15/11	50,000	36,375
Dex Media West 9.875% 8/15/13	35,000	35,788
Idearc 8.00% 11/15/16	230,000	206,999
Lamar Media 6.625% 8/15/15	40,000	38,100
#LBI Media 144A 8.50% 8/1/17	55,000	49,088
#Quebecor World 144A 7.75% 3/15/16	110,000	102,575
RH Donnelley
8.875% 1/15/16	65,000	56,063
#144A 8.875% 10/15/17	150,000	127,875
		748,113
Real Estate – 0.80%
*Host Marriott 7.125% 11/1/13	160,000	159,200
		159,200

Services Cyclical – 10.63%
Aramark 8.50% 2/1/15	215,000	214,999
#Cardtronics 144A 9.25% 8/15/13	175,000	165,375
Corrections Corporation of America
6.25% 3/15/13	125,000	125,000
7.50% 5/1/11	60,000	60,750
FTI Consulting 7.625% 6/15/13	275,000	281,874
Gaylord Entertainment 8.00% 11/15/13	140,000	129,500
Harrah’s Operating 5.50% 7/1/10	25,000	22,450
Hertz 8.875% 1/1/14	160,000	155,200
Kansas City Southern de Mexico 9.375% 5/1/12	180,000	186,300
Kansas City Southern Railway 9.50% 10/1/08	25,000	25,594
Majestic Star Casino 9.50% 10/15/10	55,000	49,363
Mandalay Resort Group
9.375% 2/15/10	97,000	100,516
9.50% 8/1/08	110,000	111,925
#Penhall International 144A 12.00% 8/1/14	50,000	41,750
#Pokagon Gaming Authority 144A 10.375% 6/15/14	190,000	197,362
Seabulk International 9.50% 8/15/13	5,000	5,300
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20	70,000	73,366
Station Casinos 6.00% 4/1/12	115,000	100,913
Wynn Las Vegas Capital 6.625% 12/1/14	70,000	67,813
		2,115,350
Services Non-Cyclical – 5.20%
Allied Waste North America
*7.375% 4/15/14	55,000	53,488
7.875% 4/15/13	105,000	106,838
Casella Waste Systems 9.75% 2/1/13	145,000	145,363
CRC Health 10.75% 2/1/16	225,000	226,124
HCA 9.25% 11/15/16	155,000	162,943
HCA PIK 9.625% 11/15/16	151,000	159,305
Omnicare 6.875% 12/15/15	115,000	104,075
Universal Hospital Services PIK 8.50% 6/1/15	75,000	76,125
		1,034,261
Technology & Electronics – 0.71%
Freescale Semiconductor 8.875% 12/15/14	45,000	36,788
Sungard Data Systems 9.125% 8/15/13	103,000	105,060
		141,848
Telecommunications – 11.13%
‡Allegiance Telecom 11.75% 2/15/08	10,000	732
American Tower 7.125% 10/15/12	200,000	206,500
Broadview Networks Holdings 11.375% 9/1/12	75,000	74,625
•Centennial Communications 10.479% 1/1/13	110,000	105,325
Citizens Communications 7.125% 3/15/19	160,000	149,600
Cricket Communications 9.375% 11/1/14	125,000	114,375
#Digicel 144A 9.25% 9/1/12	115,000	117,156
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	100,000	81,500
Hughes Network Systems/Finance 9.50% 4/15/14	95,000	94,525
ΩInmarsat Finance 10.375% 11/15/12	80,000	78,400
Intelsat Bermuda 11.25% 6/15/16	105,000	105,525
Lucent Technologies 6.45% 3/15/29	106,000	85,860
MetroPCS Wireless 9.25% 11/1/14	200,000	185,000
•#Nortel Networks 144A 8.508% 7/15/11	120,000	112,200
#PAETEC Holding 144A 9.50% 7/15/15	55,000	51,563
Qwest
7.50% 10/1/14	50,000	50,500
•8.241% 6/15/13	50,000	49,000
Qwest Capital Funding 7.25% 2/15/11	110,000	108,625
Rural Cellular 9.875% 2/1/10	35,000	36,400
Time Warner Telecom Holdings 9.25% 2/15/14	225,000	226,124
Triton PCS 8.50% 6/1/13	55,000	56,925
Windstream 8.125% 8/1/13	120,000	123,600
		2,214,060
Utilities – 6.15%
AES
7.75% 3/1/14	90,000	92,250
8.00% 10/15/17	65,000	66,625
#144A 8.75% 5/15/13	40,000	42,000
Elwood Energy 8.159% 7/5/26	77,534	76,926
Midwest Generation 8.30% 7/2/09	5,261	5,327

Mirant Americas Generation 8.30% 5/1/11	110,000	111,650
Mirant North America 7.375% 12/31/13	105,000	105,525
NRG Energy 7.375% 2/1/16	460,000	445,624
Orion Power Holdings 12.00% 5/1/10	65,000	71,013
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	210,000	207,374
		1,224,314
Total Corporate Bonds (cost $15,521,835)		14,921,815

Convertible Bonds – 0.25%
Health Management Associates 1.50% 8/1/23 exercise price $13.93, expiration date 8/1/23	50,000	49,188
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	20,000	0
Total Convertible Bonds (cost $49,188)		49,188

«Senior Secured Loans – 8.94%
Aramark
7.08% 1/26/14	137,950	128,342
7.485% 1/26/14	9,859	9,003
Community Health Systems
7.61% 7/2/14	206,388	191,965
7.61% 8/25/14	10,209	9,495
DaimlerChrysler 11.01% 7/1/12	174,563	157,481
Dynegy Holdings 7.28% 4/2/13	110,000	101,132
Energy Futures Holdings 7.565% 10/10/14	239,400	218,902
Ford Motor 8.36% 11/29/13	134,650	118,155
General Motors 7.745% 11/17/13	124,685	114,025
Hawker Beechcraft
4.73% 3/26/14	7,856	7,168
Term B 6.83% 3/26/14	92,144	83,909
HCA 7.12% 11/18/13	105,000	96,699
Idearc 7.35% 11/1/14	174,121	159,127
Jarden 7.67% 1/24/12	99,487	92,950
MacDermid 7.45% 4/12/14	46,108	42,650
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14	70,000	70,000
Univision Communications 7.60% 9/15/14	96,979	82,119
Windstream Term Loan B 8.36% 7/17/13	99,500	96,752
Total Senior Secured Loans (cost $1,889,330)		1,779,874
	Number of
	Shares
Common Stock – 0.13%
†Adelphia Recovery Trust Series Arahova	2	0
=@†pAvado Brands	121	0
†Century Communications	60,000	40
†Mirant	21	774
=@†pPort Townsend	40	24,960
†Time Warner Cable Class A	1	25
†USGen	20,000	0
Total Common Stock (cost $40,777)		25,799

Convertible Preferred Stock – 0.24%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	2,425	48,355
Total Convertible Preferred Stock (cost $48,515)		48,355

Preferred Stock – 0.04%
=Port Townsend	8	7,920
Total Preferred Stock (cost $7,920)		7,920

Warrants – 0.00%
=†Port Townsend	8	192
†#Solutia 144A exercise price $7.59, expiration date 7/15/09	55	0
Total Warrants (cost $4,871)		192
	Principal
	Amount
	(U.S. $)
≠Discount Note – 11.56%
Federal Home Loan Bank 2.00% 2/1/08	$2,301,128	2,301,128
Total Discount Note (cost $2,301,128)		2,301,128

Total Value of Securities Before Securities Lending Collateral – 96.14%
(cost $19,863,564)		19,134,271

	Number of
	Shares
Securities Lending Collateral** – 6.34%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,262,350	1,262,350
Total Securities Lending Collateral (cost $1,262,350)		1,262,350

Total Value of Securities – 102.48%
(cost $21,125,914)		20,396,621	©
Obligation to Return Securities Lending Collateral** – (6.34%)		(1,262,350)
Receivables and Other Assets Net of Liabilities (See Notes) – 3.86%		767,802
Net Assets Applicable to 2,766,688 Shares Outstanding – 100.00%		$19,902,073

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $2,316,406, which represented 11.64% of the Portfolio’s net assets. See Note 4 in "Notes."
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of January 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
†Non-income producing security for the period ended January 31, 2008.
@Illiquid security. At January 31, 2008, the aggregate amount of illiquid securities was $24,960, which represented 0.13% of the Portfolio’s net assets. See Note 4 in “Notes.”
pRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted security was $24,960 or 0.13% of the Portfolio’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2008, the aggregate amount of fair valued securities was $44,160, which represented 0.22% of the Portfolio’s net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $1,226,511 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The High-Yield Bond Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$21,133,544
Aggregate unrealized appreciation	46,679
Aggregate unrealized depreciation	(783,602)
Net unrealized depreciation	$(736,923)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $3,190,041 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,887,452 expires in 2008, $612,814 expires in 2009, $331,046 expires in 2010 and 358,729 expires in 2015.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $1,226,511, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Security Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Intermediate Fixed Income Portfolio

January 31, 2008

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Agency Asset-Backed Securities – 0.66%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$17,928	$18,419
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	28,920	28,838
•Series 2002-W11 AV1 3.716% 11/25/32	3,144	3,144
Total Agency Asset-Backed Securities (cost $49,773)		50,401

Agency Collateralized Mortgage Obligations – 3.36%
Fannie Mae Whole Loan Series 2003-W15 2A7 5.55% 8/25/43	34,452	36,570
Freddie Mac Series 2326 ZQ 6.50% 6/15/31	81,096	86,711
GNMA
Series 2002-61 BA 4.648% 3/16/26	8,936	9,006
Series 2003-5 B 4.486% 10/16/25	50,000	50,944
•Series 2003-78 B 5.11% 10/16/27	40,000	41,224
•Vendee Mortgage Trust Series 2000-1 1A 6.814% 1/15/30	31,353	32,633
Total Agency Collateralized Mortgage Obligations (cost $248,226)		257,088

Agency Mortgage-Backed Securities – 4.52%
Fannie Mae
8.50% 9/20/10	2,069	2,234
9.00% 4/1/09	1,670	1,666
•Fannie Mae ARM
5.763% 8/1/34	43,451	43,911
6.837% 12/1/33	32,879	33,676
Fannie Mae FHAVA 11.00% 12/1/15	2,566	2,838
Fannie Mae Relocation 30 yr 5.00% 1/1/34	4,551	4,569
Fannie Mae S.F. 15 yr
8.00% 10/1/14	6,862	6,934
8.50% 2/1/10	5,196	5,432
Fannie Mae S.F. 30 yr
6.50% 10/1/36	21,732	22,563
6.50% 3/1/37	19,038	19,766
6.50% 7/1/37	29,052	30,161
6.50% 8/1/37	24,909	25,859
6.50% 11/1/37	14,990	15,562
6.50% 12/1/37	19,983	20,745
6.50% 6/1/36	19,413	20,154
7.50% 12/1/10	1,107	1,125
7.50% 12/1/32	8,034	8,666
8.50% 5/1/11	1,520	1,571
8.50% 8/1/12	1,848	1,931
9.50% 4/1/18	1,638	1,825
•Freddie Mac ARM
5.683% 7/1/36	24,393	25,062
6.585% 4/1/34	11,669	11,700
7.184% 4/1/33	9,772	9,944
Freddie Mac Balloon 5 yr 4.00% 1/1/09	6,006	5,989
Freddie Mac Relocation 15 yr 3.50% 10/1/18	5,482	5,315
Freddie Mac S.F. 15 yr 8.50% 10/1/15	3,660	3,997
Freddie Mac S.F. 30 yr 9.25% 9/1/08	370	377
GNMA I S.F. 15 yr
6.00% 1/15/09	1,742	1,773
7.50% 4/15/13	4,546	4,559
8.50% 8/15/10	1,473	1,480
GNMA I S.F. 30 yr 7.50% 2/15/32	4,710	5,082
Total Agency Mortgage-Backed Securities (cost $346,292)		346,466

Agency Obligations – 28.09%
Fannie Mae
3.625% 2/12/13	130,000	131,273
*4.875% 5/18/12	30,000	31,922
5.00% 2/16/12	135,000	144,122
6.25% 2/1/11	65,000	70,715

Federal Home Loan Bank System
4.25% 11/20/09	70,000	71,933
4.375% 9/17/10	115,000	119,366
4.50% 10/9/09	30,000	30,909
5.25% 6/18/14	70,000	76,219
^Financing Corporation Interest Strip CPN 13 5.345% 12/27/13	40,000	32,714
Freddie Mac
*4.125% 7/12/10	260,000	268,024
*4.125% 10/18/10	155,000	159,856
4.75% 3/5/12	285,000	301,553
*5.00% 1/16/09	170,000	173,927
*5.00% 2/16/17	140,000	149,001
*5.50% 8/23/17	200,000	220,348
5.75% 1/15/12	155,000	169,638
Total Agency Obligations (cost $2,093,281)		2,151,520

Commercial Mortgage-Backed Securities – 6.57%
Bank of America Commercial Mortgage Securities Series 2005-1 A3 4.877% 11/10/42	26,245	26,188
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	125,000	131,145
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.554% 2/15/39	20,000	19,970
•General Electric Capital Commercial Mortgage Series 2005-C4 A2 5.305% 11/10/45	25,000	25,096
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35	12,129	12,170
•#Goldman Sachs Mortgage Securities II Series 2006-RR3 A1S 144A 5.76% 7/18/56	100,000	81,054
JPMorgan Chase Commercial Mortgage Securities Series 2002-C1 A3 5.376% 7/12/37	55,000	55,580
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	125,000	127,093
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	25,455	25,180
Total Commercial Mortgage-Backed Securities (cost $524,904)		503,476

Corporate Bonds – 30.99%
Banking – 2.53%
U.S. Bank North America
4.80% 4/15/15	15,000	14,832
6.375% 8/1/11	55,000	59,021
•USB Capital IX 6.189% 4/15/49	30,000	23,866
Wachovia 5.75% 6/15/17	35,000	35,202
Wells Fargo
4.375% 1/31/13	30,000	30,025
5.625% 12/11/17	30,000	30,888
		193,834
Basic Industry – 1.83%
duPont (E.I.) deNemours 5.00% 1/15/13	25,000	25,898
Lubrizol 4.625% 10/1/09	25,000	25,294
Praxair 5.20% 3/15/17	45,000	45,732
Rohm & Haas 5.60% 3/15/13	20,000	20,859
Weyerhaeuser 5.95% 11/1/08	22,000	22,377
		140,160
Brokerage – 2.44%
AMVESCAP 4.50% 12/15/09	32,000	32,132
Bear Stearns 7.25% 2/1/18	15,000	15,026
Goldman Sachs Group
5.45% 11/1/12	20,000	20,951
6.75% 10/1/37	27,000	26,572
JPMorgan Chase 5.75% 1/2/13	45,000	46,919
Lehman Brothers Holdings 5.625% 1/24/13	25,000	25,350
Merrill Lynch 5.45% 2/5/13	20,000	20,053
		187,003
Capital Goods – 0.48%
General Electric 5.00% 2/1/13	25,000	25,805
Textron 6.50% 6/1/12	10,000	10,869
		36,674
Communications – 5.69%
AT&T 5.50% 2/1/18	25,000	25,131
AT&T Wireless 8.125% 5/1/12	26,000	29,585
British Telecommunications 8.625% 12/15/10	55,000	61,348
Cisco Systems 5.25% 2/22/11	75,000	78,082
Comcast 6.30% 11/15/17	23,000	23,741
News America Holdings 7.375% 10/17/08	45,000	46,072
SBC Communications 5.10% 9/15/14	32,000	32,193
•Sprint Nextel 5.243% 6/28/10	11,000	10,607
Telecom Italia Capital 4.00% 1/15/10	12,000	11,869

THOMSON 5.70% 10/1/14	20,000	20,679
Time Warner Cable 5.40% 7/2/12	25,000	25,408
*Verizon Communications 5.35% 2/15/11	55,000	57,126
Viacom
•5.341% 6/16/09	7,000	6,950
5.75% 4/30/11	7,000	7,179
		435,970
Consumer Cyclical – 1.22%
CVS Caremark
4.875% 9/15/14	7,000	6,903
5.75% 6/1/17	12,000	12,423
McDonalds 5.80% 10/15/17	55,000	58,278
PepsiCo 4.65% 2/15/13	15,000	15,590
		93,194
Consumer Non-Cyclical – 3.89%
Abbott Laboratories
5.15% 11/30/12	16,000	16,880
5.60% 11/30/17	22,000	23,003
#Amgen 144A 5.85% 6/1/17	24,000	24,666
Anheuser Busch 5.50% 1/15/18	25,000	25,999
AstraZeneca 5.90% 9/15/17	27,000	28,642
Clorox 5.45% 10/15/12	8,000	8,204
#Covidien International Finance 144A 5.45% 10/15/12	25,000	25,959
Diageo Capital
5.20% 1/30/13	4,000	4,116
5.75% 10/23/17	18,000	18,505
Kellogg 5.125% 12/3/12	20,000	20,680
Kraft Foods
4.125% 11/12/09	17,000	17,020
6.125% 2/1/18	40,000	40,678
Safeway 6.35% 8/15/17	9,000	9,537
Wyeth 5.50% 2/1/14	33,000	34,232
		298,121
Electric – 2.58%
Commonwealth Edison 6.15% 9/15/17	11,000	11,477
#Illinois Power 144A 6.125% 11/15/17	8,000	8,336
Pacific Gas & Electric
4.20% 3/1/11	57,000	57,191
5.625% 11/30/17	20,000	20,551
Pepco Holdings 6.125% 6/1/17	8,000	8,178
#Power Contract Financing 144A 6.256% 2/1/10	13,854	14,492
PSEG Power 5.50% 12/1/15	34,000	34,081
Southwestern Electric Power 5.875% 3/1/18	15,000	15,301
Virginia Electric Power 5.10% 11/30/12	17,000	17,561
#West Penn Power 144A 5.95% 12/15/17	10,000	10,291
		197,459
Energy – 1.76%
CenterPoint Energy Resource 6.125% 11/1/17	23,000	23,701
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	89,601
Transocean 6.00% 3/15/18	15,000	15,410
XTO Energy 6.25% 8/1/17	6,000	6,405
		135,117
Finance Companies – 2.65%
#Capmark Financial Group 144A 6.30% 5/10/17	18,000	12,630
EnCana Holdings Finance 5.80% 5/1/14	10,000	10,407
General Electric Capital
5.25% 10/19/12	45,000	46,748
5.625% 9/15/17	44,000	45,499
International Lease Finance
5.35% 3/1/12	12,000	12,295
5.875% 5/1/13	33,000	34,484
*National Rural Utilities Cooperative Finance 5.45% 2/1/18	10,000	10,091
Washington Mutual
5.25% 9/15/17	12,000	9,981
5.50% 8/24/11	12,000	10,907
•#Xstrata Finance 144A 5.229% 11/13/09	10,000	9,979
		203,021
Insurance – 3.02%
Berkshire Hathaway Finance
4.625% 10/15/13	55,000	56,427
4.85% 1/15/15	10,000	10,133

•#MBIA Insurance 144A 14.00% 1/15/33	10,000	9,360
ReliaStar Financial 6.50% 11/15/08	77,000	78,530
#UnitedHealth Group 144A 5.50% 11/15/12	20,000	20,759
Unitrin 6.00% 5/15/17	17,000	16,747
WellPoint
5.00% 1/15/11	27,000	27,582
5.00% 12/15/14	12,000	11,758
		231,296
Natural Gas – 2.16%
Enterprise Products Operating 5.60% 10/15/14	17,000	17,164
Kinder Morgan Energy Partners 5.125% 11/15/14	28,000	27,872
Southern Union 6.15% 8/16/08	110,000	110,771
TransCanada Pipelines 6.20% 10/15/37	10,000	9,949
		165,756
Real Estate – 0.40%
iStar Financial
5.15% 3/1/12	6,000	5,139
5.875% 3/15/16	14,000	11,528
Regency Centers 5.875% 6/15/17	14,000	13,519
		30,186
Technology – 0.08%
Xerox 5.50% 5/15/12	6,000	6,130
		6,130
Transportation – 0.26%
Union Pacific
5.375% 5/1/14	5,000	4,941
5.70% 8/15/18	15,000	14,950
		19,891
Total Corporate Bonds (cost $2,342,005)		2,373,812

Foreign Agencies – 0.79%
Germany – 0.59%
KFW 3.25% 2/15/11	30,000	30,448
Rentenbank 3.25% 3/15/13	15,000	14,931
		45,379
Republic of South Korea – 0.20%
Korea Development Bank 5.30% 1/17/13	15,000	15,279
		15,279
Total Foreign Agencies (cost $60,003)		60,658

Municipal Bonds – 0.74%
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	60,000	57,038
Total Municipal Bonds (cost $60,000)		57,038

Non-Agency Asset-Backed Securities – 3.55%
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	100,000	101,274
Countrywide Asset-Backed Certificates Series 2006-S5 A3 5.762% 6/25/35	75,000	58,557
Mid-State Trust
Series 11 A1 4.864% 7/15/38	31,180	31,527
#Series 2006-1 A 144A 5.787% 10/15/40	33,143	32,335
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	30,000	29,108
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	14,507	14,486
Structured Asset Securities Series 2004-16XS A2 4.91% 8/25/34	4,827	4,818
Total Non-Agency Asset-Backed Securities (cost $286,949)		272,105

Non-Agency Collateralized Mortgage Obligations – 4.03%
Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	112,961	114,477
•JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.675% 4/25/36	100,000	95,961
Series 2007-A1 B1 4.815% 7/25/35	99,194	98,571
Total Non-Agency Collateralized Mortgage Obligations (cost $305,880)		309,009

Sovereign Agency – 0.13%
Canada – 0.13%
Export Development Canada 2.625% 3/15/11	10,000	9,989
Total Sovereign Agency (cost $9,959)		9,989

Supranational Banks – 0.52%
European Investment Bank
2.875% 3/15/13	25,000	24,640
3.25% 2/15/11	15,000	15,246
Total Supranational Banks (cost $39,910)		39,886

U.S. Treasury Obligations – 12.74%
*U.S. Treasury Inflation Index Notes
¥3.00% 7/15/12	216,215	239,509
3.875% 1/15/09	672,693	696,343
U.S. Treasury Notes 4.25% 11/15/17	38,000	39,918
Total U.S. Treasury Obligations (cost $958,168)		975,770

≠Discount Note – 3.53%
Federal Home Loan Bank 2.00% 2/1/08	270,015	270,015
Total Discount Note (cost $270,015)		270,015

Total Value of Securities Before Securities Lending Collateral – 100.22%
(cost $7,595,365)		7,677,233
	Number of
	Shares
Securities Lending Collateral** –16.46%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,260,644	1,260,644
Total Securities Lending Collateral (cost $1,260,644)		1,260,644

Total Value of Securities – 116.68%
(cost $8,856,009)		8,937,877 ©
Obligation to Return Securities Lending Collateral** – (16.46%)		(1,260,644)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.22%)		(17,229)
Net Assets Applicable to 755,979 Shares Outstanding – 100.00%		$7,660,004

•Variable rate security. The rate shown is the rate as of January 31, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities was $637,366 which represented 8.32% of the Portfolio’s net assets. See Note 7 in "Notes."
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
¥Fully or partially pledged as collateral for futures written options.
**See Note 6 in “Notes.”
©Includes $1,426,721 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CPN – Coupon
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
S.F. – Single
Family yr – Year

The following swap contracts and written options were outstanding at January 31, 2008:

Swap Contracts[1]

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America 5 yr CDS	$21,000	0.48%	12/20/12	$177
Best Buy
5 yr CDS	49,000	0.60%	9/20/12	1,627
10 yr CDS	25,000	0.98%	9/20/17	1,029
Kraft Food 10 yr CDS	40,000	0.77%	12/20/17	563
JPMorgan
Embarq 7 yr CDS	20,000	0.77%	9/20/14	1,283
Merrill Lynch 5 yr CDS	25,000	0.58%	12/20/12	887
iStar Financal 5 yr CDS	14,000	4.30%	3/20/13	183
Lehman Brothers
Home Depot 5 yr CDS	55,500	0.50%	9/20/12	1,932
Target 5 yr CDS	50,000	0.57%	12/20/12	660
Washington Mutual
4 yr CDS	500	0.85%	9/20/11	47
10 yr CDS	25,000	3.15%	12/20/17	(1,111)
				$7,277
Protection Sold:
Lehman Brothers
Best Buy
5 yr CDS	24,500	0.61%	9/20/12	(809)
10 yr CDS	12,500	0.99%	9/20/17	(505)
				$(1,314)

Interest Rate Swap Contract
Notional	Expiration		Unrealized
Amount	Date	Description	Appreciation
$940,000	5/2/12	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 4.987% and to pay the notional amount multiplied by the 3 month LIBOR	$60,988

Written Options[2]
					Unrealized
	Notional	Exercise			Appreciation
Number of Contracts	Value	Price	Expiration Date	Description	(Depreciation)
(2)	$200,000	$118.00	3/19/08	U.S. Treasury 10 year Notes	$350
(5)	500,000	119.50	3/19/08	U.S. Treasury 10 year Notes	(1,392)
					$(1,042)

The use of swap contracts and written options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 5 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Intermediate Fixed Income Portfolio (Portfolio).

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$8,861,018
Aggregate unrealized appreciation	141,601
Aggregate unrealized depreciation	(64,742)
Net unrealized appreciation	$76,859

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $723,589 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008; $26,277 expires in 2010; $112,676 expires in 2013; $177,899 expires in 2014; and $272,930 expires in 2015.

3. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. There were no financial futures contracts outstanding at January 31, 2008.

4. Options Written
During the period ended January 31, 2008, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended January 31, 2008 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2007	-	$-
Options written	(10)	4,424
Options terminated in closing purchase transactions	3	(1,117)
Options outstanding at January 31, 2008	(7)	$3,307

5. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Portfolio entered into CDS contracts as a purchaser and a seller of protection. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $1,426,721, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $197,198, and cash collateral of $1,260,644. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMO’s are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The International Equity Portfolio

January 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.17%Δ
Australia – 10.02%
Amcor	3,700,256	$23,053,613
Foster's Group	9,020,726	45,741,419
National Australia Bank	1,751,337	55,309,831
Telstra	16,130,032	63,479,909
*Wesfarmers	646,091	20,869,293
		208,454,065
Belgium – 1.89%
Fortis	1,759,523	39,358,845
†Fortis-Strip	741,752	11,035
		39,369,880
Finland – 1.17%
UPM-Kymmene	1,284,124	24,349,824
		24,349,824
France – 12.97%
*Carrefour	510,188	35,933,216
*Compagnie de Saint-Gobain	410,347	32,116,041
*France Telecom	1,349,170	47,590,358
*Renault	442,719	50,538,909
*Societe Generale	327,586	41,155,806
†Suez Strip	172,462	2,565
*Total	859,771	62,583,302
		269,920,197
Germany – 5.51%
Deutsche Telekom	2,215,623	45,457,964
RWE	561,112	69,267,463
		114,725,427
Hong Kong – 3.04%
Hong Kong Electric Holdings	5,514,400	31,467,208
*Wharf Holdings	5,912,764	31,848,956
		63,316,164
Italy – 4.84%
Intesa Sanpaolo	8,892,098	63,293,992
*UniCredito Italiano	5,035,064	37,321,802
		100,615,794
Japan – 18.00%
Astellas Pharma	721,500	31,303,964
Canon	1,256,200	53,266,679
Kao	1,724,300	52,187,181
KDDI	4,064	27,777,224
Millea Holdings	1,052,052	40,095,459
Nitto Denko	553,600	27,286,303
Seven & I Holdings	927,900	22,996,774
Takeda Pharmaceutical	937,200	57,242,307
Toyota Motor	730,300	39,548,526
West Japan Railway	4,735	22,947,952
Yokohama Reito	1,000	7,268
		374,659,637
Netherlands – 3.85%
ING Groep CVA	1,319,560	43,001,062
*Reed Elsevier	2,027,051	37,090,529
		80,091,591
New Zealand – 0.91%
*Telecom Corporation of New Zealand	5,994,063	18,933,685
		18,933,685
Singapore – 1.62%
Jardine Matheson Holdings	565,615	14,510,649
Oversea-Chinese Banking	3,612,200	19,238,950
		33,749,599

South Africa – 0.98%
Sasol	424,130	20,392,295
		20,392,295
Spain – 7.96%
*Banco Santander Central Hispano	2,821,470	49,631,402
*Iberdrola	3,021,896	46,065,055
Telefonica	2,396,013	70,055,813
		165,752,270
Switzerland – 3.15%
Novartis	1,294,714	65,588,447
		65,588,447
Taiwan – 2.06%
Chunghwa Telecom ADR	1,024,089	21,536,591
Taiwan Semiconductor Manufacturing ADR	2,304,720	21,387,802
		42,924,393
United Kingdom – 21.20%
Aviva	1,327,246	16,651,330
BG Group	2,293,898	50,563,706
BP	4,179,268	44,585,669
Compass Group	3,008,548	19,093,599
GKN	3,247,898	17,222,336
GlaxoSmithKline	2,561,261	60,704,675
HBOS	3,094,547	43,151,771
Lloyds TSB Group	4,925,699	43,018,963
Royal Bank of Scotland Group	4,690,154	36,183,309
*Royal Dutch Shell Class A	1,260,153	45,078,438
Unilever	1,971,085	65,015,559
		441,269,355
Total Common Stock (cost $1,610,646,876)		2,064,112,623

	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.76%
Federal Home Loan Bank 2.00% 2/1/08	$15,919,884	15,919,884
Total Discount Note (cost $15,919,884)		15,919,884

Total Value of Securities Before Securities Lending Collateral – 99.93%
(cost $1,626,566,760)		2,080,032,507

	Number of
	Shares
Securities Lending Collateral** – 17.00%
Investment Companies
Mellon GSL DBT II Collateral Fund	353,833,212	353,833,212
Total Securities Lending Collateral (cost $353,833,212)		353,833,212

Total Value of Securities – 116.93%
(cost $1,980,399,972)		2,433,865,719	©
Obligation to Return Securities Lending Collateral** – (17.00%)		(353,833,212)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		1,390,453
Net Assets Applicable to 97,040,335 Shares Outstanding – 100.00%		$2,081,422,960

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
** See Note 4 in "Notes."
©Includes $343,402,848 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GBP – British Pound Sterling
HKD – Hong Kong Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
GBP	(67,221,000)	USD	132,956,416	4/30/08	$54,449
HKD	(1,502,908)	USD	192,579	2/1/08	(165)
					$52,284

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,981,910,012
Aggregate unrealized appreciation	490,035,351
Aggregate unrealized depreciation	(38,079,644)
Net unrealized appreciation	$451,955,707

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $343,402,848, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $7,474,510, and cash collateral of $353,833,212. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The International Fixed Income Portfolio

January 31, 2008

		Principal	Value
		Amount°	(U.S.$)
Bonds– 98.14%Δ
Austria – 9.15%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	125,000,000	$1,203,013
Republic of Austria
5.25% 1/4/11	EUR	500,000	778,657
6.25% 7/15/27	EUR	450,000	825,143
			2,806,813
Belgium – 4.02%
Kingdom of Belgium
5.50% 3/28/28	EUR	495,000	825,434
5.75% 9/28/10	EUR	260,000	408,822
			1,234,256
Finland – 1.39%
Republic of Finland 5.375% 7/4/13	EUR	265,000	425,664
			425,664
France – 9.11%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	60,000,000	562,811
Dexia Municipal Agency
1.55% 10/31/13	JPY	59,000,000	564,435
1.80% 5/9/17	JPY	35,000,000	334,560
Government of France
5.00% 10/25/16	EUR	330,000	527,466
5.75% 10/25/32	EUR	460,000	807,349
			2,796,621
Germany – 26.00%
Deutsche Postbank 5.75% 3/19/09	EUR	1,500,000	1,159,064
Deutschland Republic
4.50% 1/4/13	EUR	420,000	651,010
6.50% 7/4/27	EUR	560,000	1,059,184
KFW
1.75% 3/23/10	JPY	150,000,000	1,444,278
1.85% 9/20/10	JPY	140,000,000	1,354,798
5.00% 7/4/11	EUR	750,000	1,162,102
Rentenbank 1.375% 4/25/13	JPY	120,000,000	1,149,407
			7,979,843
Ireland – 4.62%
Republic of Ireland 5.00% 4/18/13	EUR	900,000	1,417,481
			1,417,481
Italy – 3.98%
Republic of Italy 0.65% 3/20/09	JPY	130,000,000	1,222,085
			1,222,085
Japan – 11.95%
Development Bank of Japan
1.40% 6/20/12	JPY	150,000,000	1,436,331
1.75% 6/21/10	JPY	50,000,000	481,987
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	150,000,000	1,450,990
2.00% 5/9/16	JPY	30,000,000	299,533
			3,668,841
Mexico – 4.09%
Mexican Bonos
8.00% 12/23/10	MXN	1,600,000	150,105
8.00% 12/7/23	MXN	5,000,000	473,978
9.50% 12/18/14	MXN	4,000,000	407,397
10.00% 12/5/24	MXN	2,000,000	224,524
			1,256,004
Netherlands – 10.13%
Bank Nederlandse Gemeenten
0.80% 9/22/08	JPY	11,000,000	103,504
1.85% 11/7/16	JPY	105,000,000	1,018,441
4.625% 9/13/12	EUR	500,000	764,944

Netherlands Government 7.50% 1/15/23	EUR	610,000	1,222,338
			3,109,227
Norway – 3.75%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,150,374
			1,150,374
Portugal – 1.01%
Portugal Obrigacoes do Tesouro OT 5.15% 6/15/11	EUR	200,000	311,251
			311,251
Slovenia – 2.53%
Republic of Slovenia 6.00% 3/24/10	EUR	500,000	775,438
			775,438
Spain – 0.39%
Spanish Government 5.50% 7/30/17	EUR	72,000	118,261
			118,261
Supranational – 6.02%
European Investment Bank
1.40% 6/20/17	JPY	50,000,000	471,072
2.15% 1/18/27	JPY	35,000,000	334,575
Inter-American Development Bank 5.50% 3/30/10	EUR	426,000	657,051
International Bank for Reconstruction & Development 2.00% 2/18/08	JPY	41,000,000	385,749
			1,848,447
Total Bonds (cost $27,212,766)			30,120,606

≠Discount Note– 0.43%
Federal Home Loan Bank 2.00% 2/1/08	USD	131,007	131,007
Total Discount Note (cost $131,007)			131,007

Total Value of Securities – 98.57%
(cost $27,343,773)			30,251,613
Receivables and Other Assets Net of Liabilities (See Notes) – 1.43%			439,842
Net Assets Applicable to 2,576,514 Shares Outstanding – 100.00%			$30,691,455

ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.

°Principal amount shown is stated in the currency in which each security is denominated.

EUR – European Monetary Unit
JPY – Japanese Yen
MXN – Mexican Peso
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of January 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where as such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$27,530,336
Aggregate unrealized appreciation	2,839,535
Aggregate unrealized depreciation	(118,258)
Net unrealized appreciation	$2,721,277

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $1,444,755 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $231,510 expires in 2008; $895,235 expires in 2009; and $318,010 expires in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at January 31, 2008.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2008, there no outstanding securities on loan.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Labor Select International Equity Portfolio

January 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.26%Δ
Australia – 11.55%
Amcor	1,657,937	$10,329,404
Foster's Group	4,736,371	24,016,729
National Australia Bank	913,325	28,844,164
Telstra	8,885,688	34,969,717
*Wesfarmers	386,973	12,499,560
		110,659,574
Belgium – 1.78%
Fortis	763,766	17,084,714
†Fortis Strip	305,506	4,545
		17,089,259
Finland – 1.31%
UPM-Kymmene	659,330	12,502,352
		12,502,352
France – 11.76%
*Carrefour	276,770	19,493,278
*France Telecom	959,567	33,847,578
*Renault	198,925	22,708,428
*Societe Generale	158,315	19,889,682
†Suez Strip	106,724	1,587
*Total	229,588	16,711,863
		112,652,416
Germany – 3.45%
RWE	267,685	33,044,848
		33,044,848
Hong Kong – 4.75%
Hong Kong Electric Holdings	3,807,000	21,724,152
Wharf Holdings	4,418,750	23,801,486
		45,525,638
Italy – 5.45%
Intesa Sanpaolo	4,161,410	29,620,934
*UniCredito Italiano	3,045,750	22,576,253
		52,197,187
Japan – 17.92%
Astellas Pharma	442,100	19,181,542
Canon	634,300	26,896,238
Kao	801,000	24,242,842
KDDI	2,427	16,588,416
Millea Holdings	507,200	19,330,239
Nitto Denko	256,100	12,622,873
Seven & I Holdings	404,800	10,032,432
Takeda Pharmaceutical	439,300	26,831,568
West Japan Railway	3,295	15,969,061
		171,695,211
Netherlands – 4.10%
ING Groep CVA	687,837	22,414,837
*Reed Elsevier	923,791	16,903,322
		39,318,159
New Zealand – 0.88%
*Telecom New Zealand	2,653,324	8,381,160
		8,381,160
Singapore – 0.99%
United Overseas Bank	766,000	9,525,259
		9,525,259
Spain – 8.03%
*Banco Santander	1,430,983	25,171,876
Iberdrola	1,331,036	20,289,992
Telefonica	1,075,219	31,437,785
		76,899,653

Switzerland – 3.18%
Novartis	601,670	30,479,782
		30,479,782
United Kingdom – 24.11%
Aviva	547,697	6,871,283
BG Group	1,143,484	25,205,475
BP	2,627,254	28,028,324
Compass Group	1,753,662	11,129,528
GKN	1,718,140	9,110,626
GlaxoSmithKline	1,359,329	32,217,578
HBOS	1,384,332	19,303,755
Lloyds TSB Group	2,272,884	19,850,403
Royal Bank of Scotland Group	2,184,123	16,849,936
*Royal Dutch Shell Class A	769,973	27,543,624
Unilever	1,057,645	34,886,057
		230,996,589
Total Common Stock (cost $802,335,707)		950,967,087

	Principal
	Amount
≠Discount Note – 0.54%
Federal Home Loan Bank 2.00% 2/1/08	$5,130,285	5,130,285
Total Discount Note (cost $5,130,285)		5,130,285
Total Value of Securities Before Securities Lending Collateral – 99.80%
(cost $807,465,992)		956,097,372

	Number of
	Shares
Securities Lending Collateral** – 17.83%
Investment Companies
Mellon GSL DBT II Collateral Fund	170,823,545	170,823,545
Total Securities Lending Collateral (cost $170,823,545)		170,823,545

Total Value of Securities – 117.63%
(cost $978,289,534)		1,126,920,917	©
Obligation to Return Securities Lending Collateral** – (17.83%)		(170,823,545)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.20%		1,877,503
Net Assets Applicable to 52,142,923 Shares Outstanding – 100.00%		$957,974,875

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended January 31, 2008.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $165,377,656 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
CVA – Dutch Certificate
GBP – British Pound Sterling
HKD – Hong Kong Dollar
USD – U.S. Dollar

The following foreign currency exchange contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
GBP	(43,423,000)	USD	85,886,352	4/30/08	$35,173
HKD	(1,502,908)	USD	192,579	2/1/08	(165)
					$35,008

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is interim date for which quotations not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$979,906,820
Aggregate unrealized appreciation	168,392,094
Aggregate unrealized depreciation	(21,378,017)
Net unrealized appreciation	$147,014,077

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain is included in receivables and other assets net of liabilities on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $165,377,656, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $3,292,891, and cash collateral of $170,823,545. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Large-Cap Growth Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 99.01%²
Basic Industry/Capital Goods – 3.17%
Praxair	165,000	$13,350,150
		13,350,150
Business Services – 15.77%
Expeditors International Washington	300,000	14,187,000
*MasterCard Class A	55,400	11,467,800
Paychex	275,000	8,998,000
†Research in Motion	185,000	17,367,800
United Parcel Service Class B	195,000	14,266,200
		66,286,800
Consumer Non-Durables – 12.22%
Procter & Gamble	230,000	15,168,500
*Staples	625,000	14,962,500
Walgreen	330,000	11,586,300
Wal-Mart Stores	190,000	9,667,200
		51,384,500
Consumer Services – 11.56%
*†eBay	450,000	12,100,500
International Game Technology	325,000	13,867,750
*†MGM MIRAGE	175,000	12,813,500
*Weight Watchers International	230,000	9,798,000
		48,579,750
Financials – 7.58%
CME Group	26,000	16,091,400
†IntercontinentalExchange	112,600	15,759,496
		31,850,896
Health Care – 17.52%
Allergan	249,400	16,757,186
†Genentech	280,000	19,653,200
UnitedHealth Group	425,000	21,607,000
†Zimmer Holdings	200,000	15,654,000
		73,671,386
Technology – 31.19%
†Apple	95,000	12,859,200
*†Crown Castle International	325,000	11,761,750
†Google Class A	38,000	21,443,400
†Intuit	560,000	17,186,400
QUALCOMM	540,000	22,906,800
Reuters Group ADR	150,000	10,878,000
Seagate Technology	750,000	15,202,500
†Sun Microsystems	500,000	8,750,000
†Teradata	425,000	10,123,500
		131,111,550
Total Common Stock (cost $400,100,341)		416,235,032

	Principal
	Amount
≠Discount Note – 0.97%
Federal Home Loan Bank 2.00% 2/1/08	$4,085,227	4,085,227
Total Discount Note (cost $4,085,227)		4,085,227

Total Value of Securities Before Securities Lending Collateral – 99.98%
(cost $404,185,568)		420,320,259

	Number of
	Shares
Securities Lending Collateral** –7.19%
Investment Companies
Mellon GSL DBT II Collateral Fund	30,227,400	30,227,400
Total Securities Lending Collateral (cost $30,227,400)		30,227,400

Total Value of Securities – 107.17%
(cost $434,412,968)	450,547,659	©
Obligation to Return Securities Lending Collateral** – (7.19%)	(30,227,400)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%	100,859
Net Assets Applicable to 45,186,870 Shares Outstanding – 100.00%	$420,421,118

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $29,415,610 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$435,764,188
Aggregate unrealized appreciation	36,030,033
Aggregate unrealized depreciation	(21,246,562)
Net unrealized appreciation	$14,783,471

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of such allocation.

At January 31, 2008, the market value of securities on loan was $29,415,610, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Large-Cap Value Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 99.11%
Consumer Discretionary – 9.72%
Gap	16,600	$317,392
Limited Brands	14,000	267,260
Mattel	14,100	296,241
		880,893
Consumer Staples – 12.37%
Heinz (H.J.)	6,600	280,896
*Kimberly-Clark	4,400	288,860
Kraft Foods Class A	8,800	257,488
Safeway	9,500	294,405
		1,121,649
Energy – 6.18%
Chevron	3,300	278,850
ConocoPhillips	3,500	281,120
		559,970
Financials – 23.03%
Allstate	5,300	261,131
Chubb	5,600	290,024
Discover Financial Services	16,400	287,000
Hartford Financial Services Group	3,200	258,464
Huntington Bancshares	18,000	242,100
Morgan Stanley	4,600	227,378
Wachovia	7,000	272,510
*Washington Mutual	12,500	249,000
		2,087,607
Health Care – 18.53%
Abbott Laboratories	5,600	315,280
Baxter International	5,100	309,774
Bristol-Myers Squibb	10,200	236,538
Johnson & Johnson	4,200	265,692
Pfizer	12,400	290,036
Wyeth	6,600	262,680
		1,680,000
Industrials – 5.98%
Donnelley (R.R.) & Sons	8,100	282,609
Waste Management	8,000	259,520
		542,129
Information Technology – 10.90%
Intel	11,400	241,680
*International Business Machines	2,600	279,084
Motorola	16,600	191,398
Xerox	17,900	275,660
		987,822
Materials – 3.14%
duPont (E.I.) deNemours	6,300	284,634
		284,634
Telecommunications – 5.97%
AT&T	7,300	280,977
Verizon Communications	6,700	260,228
		541,205
Utilities – 3.29%
Progress Energy	6,600	298,122
		298,122
Total Common Stock (cost $9,188,381)		8,984,031

	Principal
	Amount
≠Discount Note – 0.64%
Federal Home Loan Bank 2.00% 2/1/08	$58,003	58,003
Total Discount Note (cost $58,003)		58,003

Total Value of Securities Before Securities Lending Collateral – 99.75%
(cost $9,246,384)		9,042,034

	Number of
	Shares
Securities Lending Collateral** – 5.86%
Investment Companies
Mellon GSL DBT II Collateral Fund	530,800	530,800
Total Securities Lending Collateral (cost $530,800)		530,800

Total Value of Securities – 105.61%
(cost $9,777,184)		9,572,834	©
Obligation to Return Securities Lending Collateral** – (5.86%)		(530,800)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.25%		22,886
Net Assets Applicable to 513,473 Shares Outstanding – 100.00%		$9,064,920

†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $791,703 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Portfolios pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,837,758
Aggregate unrealized appreciation	825,240
Aggregate unrealized depreciation	(1,090,164)
Net unrealized depreciation	$(264,924)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $791,703, for which the Portfolio received collateral, comprised of U.S. government obligations valued at $290,400, and cash collateral of $530,800. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 93.34%
Basic Industry/Capital Goods – 12.88%
Allegheny Technologies	800	$56,320
†First Solar	300	54,531
Flowserve	700	57,484
Joy Global	1,500	94,575
Manitowoc	2,200	83,864
†Mettler-Toledo International	500	49,650
*Oshkosh Truck	1,200	54,912
†Quanta Services	2,900	63,568
Roper Industries	1,500	83,880
		598,784
Business Services – 5.49%
Dun & Bradstreet	600	55,188
Expeditors International Washington	1,700	80,393
†Fiserv	1,500	77,055
Paychex	1,300	42,536
		255,172
Consumer Non-Durables – 11.90%
†Amazon.com	1,000	77,700
*†Crocs	1,800	62,622
†Dick's Sporting Goods	2,900	94,395
Flowers Foods	3,300	79,200
Guess	1,700	63,427
†J. Crew Group	1,300	59,436
†Ulta Salon Cosmetics & Fragrance	400	6,096
*†Urban Outfitters	3,800	110,200
		553,076
Consumer Services – 6.16%
Host Hotels & Resorts	1,893	31,689
International Game Technology	1,900	81,073
*Marriott International Class A	1,200	43,152
Starwood Hotels & Resorts Worldwide	1,100	49,775
†Wynn Resorts	700	80,486
		286,175
Energy – 9.23%
†Cameron International	1,100	44,286
†Core Laboratories	600	67,620
*†Geophysique-Veritas ADR	1,700	79,356
†Helix Energy Solutions Group	1,400	51,758
*Helmerich & Payne	1,500	58,830
†National Oilwell Varco	1,300	78,299
Smith International	900	48,789
		428,938
Financials – 8.27%
*†Affiliated Managers Group	600	58,986
†Interactive Brokers Group Class A	2,100	73,101
†IntercontinentalExchange	200	27,992
Legg Mason	400	28,800
Lehman Brothers Holdings	1,100	70,587
People's United Financial	3,200	54,048
SLM	2,100	45,675
T. Rowe Price Group	500	25,295
		384,484
Health Care – 16.14%
†Abraxis BioScience	825	49,294
*†Amylin Pharmaceuticals	1,400	41,510
*†APP Pharmaceuticals	4,900	51,499
†Barr Pharmaceuticals	1,600	83,504
†DaVita	1,000	53,350

†Express Scripts Class A	600	40,494
†Forest Laboratories	1,300	51,701
*†Inverness Medical Innovations	900	40,545
†Medco Health Solutions	2,000	100,160
Omnicare	1,200	26,568
*†OSI Pharmaceuticals	1,100	43,868
Quest Diagnostics	1,300	64,116
†Regeneron Pharmaceuticals	2,800	56,784
†ResMed	1,000	46,580
		749,973
Technology – 19.83%
†American Tower Class A	1,600	60,048
†ANSYS	1,700	59,347
†Atheros Communications	1,600	43,696
†Citrix Systems	1,700	58,854
†F5 Networks	3,100	72,943
L-3 Communications Holdings	700	77,581
†McAfee	1,500	50,490
†MEMC Electronic Materials	700	50,022
†Microsemi	3,900	88,608
*†Nuance Communications	4,400	69,916
†Omniture	2,600	64,272
†salesforce.com	1,100	57,508
Satyam Computer Services ADR	3,000	73,050
†Syke Enterprises	3,900	61,581
*†VMware Class A	600	33,990
		921,906
Transportation – 2.01%
Hunt (J.B.) Transport Services	3,000	93,300
		93,300
Utilities – 1.43%
Alliant Energy	1,800	66,420
		66,420
Total Common Stock (cost $3,832,371)		4,338,228

	Principal
	Amount
≠Discount Note – 5.40%
Federal Home Loan Bank 2.00% 2/1/08	$251,014	251,014
Total Discount Note (cost $251,014)		251,014

Total Value of Securities Before Securities Lending Collateral – 98.74%
(cost $4,083,385)		4,589,242

	Number of
	Shares
Securities Lending Collateral** – 16.17%
Investment Companies
Mellon GSL DBT II Collateral Fund	751,400	751,400
Total Securities Lending Collateral (cost $751,400)		751,400

Total Value of Securities – 114.91%
(cost $4,834,785)		5,340,642	©
Obligation to Return Securities Lending Collateral** – (16.17%)		(751,400)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.26%		58,503
Net Assets Applicable to 5,568,055 Shares Outstanding – 100.00%		$4,647,745

†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $722,469 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$4,848,180
Aggregate unrealized appreciation	758,619
Aggregate unrealized depreciation	(266,157)
Net unrealized appreciation	$492,462

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $722,469, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2008

	Number of
	Shares	Value
Common Stock – 95.08%
Diversified REITs – 7.17%
Vornado Realty Trust	237,299	$21,451,830
		21,451,830
Health Care REITs – 7.58%
*HCP	183,700	5,586,317
*Health Care REIT	166,600	7,145,474
*Ventas	225,100	9,949,420
		22,681,211
Hotel REITs – 5.64%
Hersha Hospitality Trust	397,010	3,569,120
*Host Hotels & Resorts	794,393	13,298,139
		16,867,259
Industrial REITs – 6.72%
*AMB Property	116,735	5,906,791
*ProLogis	239,107	14,191,000
		20,097,791
Mall REITs – 15.54%
*General Growth Properties	214,754	7,842,816
*Macerich	141,200	9,653,844
*Simon Property Group	324,451	28,999,429
		46,496,089
Manufactured Housing REITs – 1.61%
*Equity Lifestyle Properties	110,300	4,816,801
		4,816,801
Multifamily REITs – 15.46%
*Apartment Investment & Management	183,900	7,289,796
*AvalonBay Communities	67,726	6,362,858
*BRE Properties	161,600	7,044,144
*Equity Residential	283,000	10,587,030
*Essex Property Trust	46,892	4,858,480
*Home Properties	62,500	2,999,375
Mid-America Apartment Communities	66,400	3,041,784
*UDR	177,600	4,054,608
		46,238,075
Office REITs – 10.66%
*Alexandria Real Estate Equities	72,074	7,079,829
*Boston Properties	150,200	13,806,384
*Highwoods Properties	110,000	3,292,300
*SL Green Realty	82,953	7,698,868
		31,877,381
Office/Industrial REITs – 2.91%
*Digital Realty Trust	179,200	6,402,816
PS Business Parks	45,800	2,301,450
		8,704,266
Real Estate Operating Companies – 1.84%
Brookfield Properties	167,300	3,397,863
Starwood Hotels & Resorts Worldwide	46,350	2,097,338
		5,495,201
Self-Storage REITs – 4.74%
*Public Storage	181,400	14,194,550
		14,194,550
Shopping Center REITs – 13.26%
*Developers Diversified Realty	111,322	4,580,900
*Equity One	121,300	2,863,893
*Federal Realty Investment Trust	116,611	8,605,892
*Kimco Realty	322,100	11,534,401
*Kite Realty Group Trust	223,004	2,934,733
*Regency Centers	148,961	9,150,674
		39,670,493

Specialty REITs – 1.95%
*Plum Creek Timber	139,400	5,819,950
		5,819,950
Total Common Stock (cost $302,067,821)		284,410,897

	Principal
	Amount
≠Discount Note – 4.73%
Federal Home Loan Bank 2.00% 2/1/08	$14,136,785	14,136,785
Total Discount Note (cost $14,136,785)		14,136,785

Total Value of Securities Before Securities Lending Collateral – 99.81%
(cost $316,204,606)		298,547,682

	Number of
	Shares
Securities Lending Collateral** – 23.20%
Investment Companies
Mellon GSL DBT II Collateral Fund	69,397,856	69,397,856
Total Securities Lending Collateral (cost $69,397,856)		69,397,856

Total Value of Securities – 123.01%
(cost $385,602,462)		367,945,538	©
Obligation to Return Securities Lending Collateral** – (23.20%)		(69,397,856)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		582,208
Net Assets Applicable to 25,944,936 Shares Outstanding – 100.00%		$299,129,890

≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $67,358,452 of securities loaned.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust –Delaware REIT Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Fund’s financial statements.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$391,046,229
Aggregate unrealized appreciation	13,168,381
Aggregate unrealized depreciation	(36,269,072)
Net unrealized depreciation	$(23,100,691)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $67,358,452, for which the Fund received collateral, comprised of U.S. government obligations valued at $18,630, and cash collateral of $69,397,856. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

January 31, 2008

	Number of
	Shares	Value
Common Stock – 95.05%
Diversified REITs – 7.31%
Vornado Realty Trust	9,100	$822,640
		822,640
Health Care REITs – 7.55%
HCP	6,700	203,747
*Health Care REIT	6,200	265,918
Ventas	8,600	380,120
		849,785
Hotel REITs – 5.62%
Hersha Hospitality Trust	15,200	136,648
Host Hotels & Resorts	29,634	496,073
		632,721
Industrial REITs – 6.76%
AMB Property	4,480	226,688
*ProLogis	9,000	534,150
		760,838
Mall REITs – 15.75%
General Growth Properties	8,400	306,768
Macerich	5,400	369,198
*Simon Property Group	12,270	1,096,692
		1,772,658
Manufactured Housing REITs – 1.55%
Equity Lifestyle Properties	4,000	174,680
		174,680
Multifamily REITs – 15.10%
*Apartment Investment & Management	6,700	265,588
AvalonBay Communities	2,400	225,480
*BRE Properties	6,000	261,540
Equity Residential	10,600	396,546
Essex Property Trust	1,800	186,498
*Home Properties	2,100	100,779
Mid-America Apartment Communities	2,500	114,525
*UDR	6,500	148,395
		1,699,351
Office REITs – 10.61%
*Alexandria Real Estate Equities	2,600	255,398
Boston Properties	5,700	523,944
Highwoods Properties	4,300	128,699
SL Green Realty	3,080	285,855
		1,193,896
Office/Industrial REITs – 2.94%
Digital Realty Trust	7,000	250,110
PS Business Parks	1,600	80,400
		330,510
Real Estate Operating Companies – 1.88%
Brookfield Properties	6,400	129,984
Starwood Hotels & Resorts Worldwide	1,800	81,450
		211,434
Self-Storage REITs – 4.93%
Public Storage	7,100	555,575
		555,575
Shopping Center REITs – 13.09%
Developers Diversified Realty	4,000	164,600
*Equity One	4,600	108,606
*Federal Realty Investment Trust	4,300	317,340
Kimco Realty	11,900	426,139
Kite Realty Group Trust	8,100	106,596
Regency Centers	5,700	350,151
		1,473,432

Specialty REITs – 1.96%
Plum Creek Timber	5,300	221,275
		221,275
Total Common Stock (cost $12,209,038)		10,698,795

	Principal
	Amount
≠Discount Note – 4.92%
Federal Home Loan Bank 2.00% 2/1/08	$553,031	553,031
Total Discount Note (cost $553,031)		553,031

Total Value of Securities Before Securities Lending Collateral – 99.97%
(cost $12,762,069)		11,251,826

	Number of
	Shares
Securities Lending Collateral** – 19.87%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,236,956	2,236,956
Total Securities Lending Collateral (cost $2,236,956)		2,236,956

Total Value of Securities – 119.84%
(cost $14,999,025)		13,488,782	©
Obligation to Return Securities Lending Collateral** – (19.87%)		(2,236,956)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.03%		3,909
Net Assets Applicable to 1,764,369 Shares Outstanding – 100.00%		$11,255,735

≠The rate shown is the effective yield at of the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $2,173,149 of securities loaned.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$15,176,476
Aggregate unrealized appreciation	55,928
Aggregate unrealized depreciation	(1,743,622)
Net unrealized depreciation	$(1,687,694)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $2,173,149, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Small-Cap Growth Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 99.04%
Basic Industry/Capital Goods – 12.82%
Bucyrus International Class A	2,800	$259,588
†EnergySolutions	7,100	159,750
†Haynes International	3,000	132,540
*†Hexcel	8,800	192,104
*†Itron	1,900	156,560
Kaydon	3,800	166,022
†Mettler-Toledo International	1,900	188,670
*†Middleby	3,500	208,635
MSC Industrial Direct Class A	1,781	73,146
		1,537,015
Business Services – 9.43%
†Advisory Board	3,600	229,392
†Cardtronics	10,600	82,998
†Concur Technologies	4,200	147,252
*†Emergency Medical Services Class A	7,000	215,390
*†Geo Group	7,000	167,440
*†Monster Worldwide	4,200	116,970
†TeleTech Holdings	8,700	171,651
		1,131,093
Consumer Non-Durables – 9.25%
*†Crocs	6,400	222,656
†Dick's Sporting Goods	8,100	263,655
†Gymboree	4,100	156,702
*†J. Crew Group	4,600	210,312
*†Lululemon Athletica	4,700	159,283
†Lumber Liquidators	2,000	17,800
†Pacific Sunwear of California	7,100	78,952
		1,109,360
Consumer Services – 6.08%
*†Cenveo	13,700	212,898
*†Sonic	6,100	135,298
*†Texas Roadhouse Class A	14,400	173,808
*†Wynn Resorts	1,800	206,964
		728,968
Energy – 6.53%
*Carbo Ceramics	3,650	125,378
†Core Laboratories	1,800	202,860
†Helix Energy Solutions Group	5,400	199,638
*†ION Geophysical	13,900	172,360
†North American Energy Partners	6,900	82,662
		782,898
Financials – 10.35%
Delphi Financial Group Class A	3,425	107,477
Hanover Insurance Group	4,100	186,755
†Investment Technology Group	4,400	206,668
KKR Financial Holdings	3,300	53,592
†Meruelo Maddux Properties	8,400	44,100
†Nasdaq Stock Market	2,300	106,421
*†Signature Bank	2,450	82,100
Waddell & Reed Financial Class A	7,600	252,167
Webster Financial	2,000	67,740
Whitney Holding	5,000	134,200
		1,241,220
Health Care – 23.51%
†Abraxis BioScience	1,725	103,069
†Acadia Pharmaceuticals	15,164	179,845
†Align Technology	11,213	132,089
*†APP Pharmaceuticals	15,400	161,854

†Cepheid	5,300	161,862
†Conceptus	5,200	84,656
p†Cougar Biotechnology	3,700	110,667
*†Immucor	4,750	136,990
*†Isis Pharmaceuticals	8,300	129,480
*†LifeCell	3,800	150,138
†Martek Biosciences	5,000	142,500
*†Medarex	20,300	202,797
*†Progenics Pharmaceuticals	3,600	58,824
†Regeneron Pharmaceuticals	7,400	150,072
†Savient Pharmaceuticals	3,100	59,985
†Trizetto Group	6,600	128,832
†United Therapeutics	4,400	369,511
Vital Signs	1,169	56,697
†Wright Medical Group	11,000	300,300
		2,820,168
Technology – 19.05%
†Atheros Communications	4,600	125,626
*†Data Domain	5,600	126,224
†F5 Networks	9,300	218,829
†Informatica	8,100	156,411
*†Microsemi	11,200	254,464
*†Nuance Communications	11,900	189,091
†Omniture	7,100	175,512
†salesforce.com	2,900	151,612
*†Shutterfly	11,800	229,510
†Silicon Laboratories	5,700	178,068
†Solera Holdings	11,800	268,922
†Synchronoss Technologies	3,500	74,550
†Taleo Class A	6,417	135,591
		2,284,410
Transportation – 2.02%
*Hunt (J.B.) Transport Services	7,800	242,580
		242,580
Total Common Stock (cost $9,652,587)		11,877,712

	Principal
	Amount
≠Discount Note – 1.46%
Federal Home Loan Bank 2.00% 2/1/08	$175,010	175,010
Total Discount Note (cost $175,010)		175,010

Total Value of Securities Before Securities Lending Collateral – 100.50%
(cost $9,827,597)		12,052,722

	Number of
	Shares
Securities Lending Collateral** – 25.15%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,016,136	3,016,136
Total Securities Lending Collateral (cost $3,016,136)		3,016,136

Total Value of Securities – 125.65%
(cost $12,843,733)		15,068,858 ©
Obligation to Return Securities Lending Collateral** – (25.15%)		(3,016,136)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.50%)		(60,313)
Net Assets Applicable to 2,301,952 Shares Outstanding – 100.00%		$11,992,409

†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at of the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $2,878,442 of securities loaned.
pRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted security was $110,667 or 0.92% of the Portfolio’s net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$13,086,789
Aggregate unrealized appreciation	2,806,328
Aggregate unrealized depreciation	(824,259)
Net unrealized appreciation	$1,982,069

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $2,878,442, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Smid-Cap Growth Equity Portfolio

January 31, 2008

	Number of
	Shares	Value
Common Stock – 93.99%
Basic Industry/Capital Goods – 15.42%
Allegheny Technologies	400	$28,160
Dynamic Materials	900	48,222
†Flow International	4,000	37,280
Flowserve	300	24,636
Manitowoc	900	34,308
*†Middleby	700	41,727
†Quanta Services	1,500	32,880
Roper Industries	600	33,552
Wabtec	1,100	37,829
Woodward Governor	700	43,946
		362,540
Business Services – 5.17%
American Ecology	1,700	38,896
†Concur Technologies	800	28,048
*†Fuel Tech	1,700	32,368
†Monster Worldwide	800	22,280
		121,592
Consumer Durables – 1.52%
†LKQ	2,000	35,780
		35,780
Consumer Non-Durables – 9.65%
*†Conn's	600	11,580
*†Crocs	1,200	41,748
Guess	900	33,579
†Gymboree	1,000	38,220
†Lumber Liquidators	1,600	14,240
†Pacific Sunwear of California	2,400	26,688
*†Urban Outfitters	2,100	60,900
		226,955
Consumer Services – 5.05%
*†Chipotle Mexican Grill Class A	300	36,522
Host Hotels & Resorts	1,400	23,436
†Sonic	1,100	24,398
†Wynn Resorts	300	34,494
		118,850
Energy – 6.49%
†Cameron International	1,200	48,312
*†Geophysique-Veritas ADR	800	37,344
†Grant Prideco	600	29,868
†Helix Energy Solutions Group	1,000	36,970
		152,494
Financials – 7.04%
*†Affiliated Managers Group	300	29,493
Ashford Hospitality Trust	2,400	15,000
*Home Bancshares	900	19,404
†IntercontinentalExchange	100	13,996
KKR Financial Holdings	600	9,744
MCG Capital	2,700	35,586
*MVC Capital	1,700	26,044
PennantPark Investment	1,443	16,263
		165,530
Health Care – 18.44%
†Abraxis BioScience	500	29,875
*†ACADIA Pharmaceuticals	2,400	28,464
*†APP Pharmaceuticals	2,800	29,428
†Barr Pharmaceuticals	800	41,752
†pCougar Biotechnology Restricted PIPE	600	17,946
†DaVita	500	26,675

†Express Scripts	200	13,498
†Invitrogen	500	42,835
†LifeCell	700	27,657
†Martek Biosciences	800	22,800
†Medarex	3,700	36,963
†Regeneron Pharmaceuticals	1,400	28,392
†Savient Pharmaceuticals	600	11,610
†United Therapeutics	900	75,582
		433,477
Technology – 21.99%
†Art Technology Group	4,100	16,441
†Citrix Systems	900	31,158
†Data Domain	1,000	22,540
†F5 Networks	1,700	40,001
†Informatica	1,500	28,965
Intersil Class A	1,100	25,333
†Microsemi	2,100	47,712
*†Nuance Communications	2,200	34,958
†Omniture	1,300	32,136
†PROS Holdings	1,500	23,025
†salesforce.com	500	26,140
Satyam Computer Services ADR	1,600	38,960
†SBA Communications Class A	1,200	35,532
†Solera Holdings	2,100	47,858
†Syke Enterprises	2,600	41,054
†Taleo Class A	1,200	25,356
		517,169
Transportation – 3.22%
Hunt (J.B.) Transport Services	1,500	46,650
†Old Dominion Freight Line	1,000	29,150
		75,800
Total Common Stock (cost $1,991,196)		2,210,187

	Principal
	Amount
≠Discount Note – 5.83%
Federal Home Loan Bank 2.00% 2/1/08	$137,008	137,008
Total Discount Note (cost $137,008)		137,008

Total Value of Securities Before Securities Lending Collateral – 99.82%
(cost $2,128,204)		2,347,195

	Number of
	Shares
Securities Lending Collateral** – 17.74%
Investment Companies
Mellon GSL DBT II Collateral Fund	417,054	417,054
Total Securities Lending Collateral (cost $417,054)		417,054

Total Value of Securities – 117.56%
(cost $2,545,258)		2,764,249	©
Obligation to Return Securities Lending Collateral** – (17.74%)		(417,054)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.18%		4,128
Net Assets Applicable to 255,362 Shares Outstanding – 100.00%		$2,351,323

†Non-income producing security for the period ended January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
pRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted securities was $17,946 or 0.76% of the Portfolio’s net assets. See Note 4 in “Notes.”
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $400,732 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Portfolios pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,550,639
Aggregate unrealized appreciation	352,884
Aggregate unrealized depreciation	(139,274)
Net unrealized appreciation	$213,610

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $400,732, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: